LETTER FROM THE FUNDS' MANAGEMENT                                         1
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide you with the Annual Report of the Pilot domestic equity and fixed income funds for the year ended August 31,1996.

     The Funds delivered strong performance relative to their benchmarks, even as both equity and fixed income markets experienced some turbulence after the start of 1996. We believe the Funds are well positioned to take advantage of the continuing growth in the economy, as well as any resulting changes the Federal Reserve may make to interest rates.

     The Pilot Funds are pleased to announce the introduction of two new portfolios which will be available for investment this October*. The Pilot Growth Equity Fund is designed to provide investors with long-term capital growth by investing in companies expected to sustain superior profitability, strong competitive advantages, and the potential for above-average appreciation over time. The Pilot Diversified Bond Income Fund will seek to provide investors with total return, emphasizing current income, and preservation of capital by investing primarily in debt securities. The Fund's average weighted maturity will be between five and fifteen years. We believe these two new portfolios will provide shareholders and new investors with even greater opportunities for professional management and investment diversification within The Pilot Family of Funds.

     It was announced on August 30, 1996 that Boatmen's Bancshares, Inc., of which The Pilot Funds' investment advisor, Boatmen's Trust Company is a subsidiary, will be acquired by Nationsbank Corporation, N.A. of Charlotte, NC. The combined Nations/Boatmen's organizations will continue to provide the same superior investment management expertise to The Pilot Funds that shareholders have come to expect.

     Thank you for choosing The Pilot Funds to help meet your investment goals. Should you have any questions or wish to learn more about any of the Funds, please call your local Boatmen's representative or The Pilot Funds at 1-800-71-PILOT (717-4568).

Sincerely,

David F. Toth
SENIOR VICE PRESIDENT
Boatmen's Trust Company

-------------------------------------------------------------------------------
* The Funds are effective and registered with the SEC. They will not be available for sale, by decision of the Distributor, until October, 1996.
THE FUNDS ARE ADVISED BY BOATMEN'S TRUST COMPANY, A NON-BANK SUBSIDIARY OF BOATMEN'S BANCSHARES, INC., AND ARE DISTRIBUTED BY PILOT FUNDS DISTRIBUTORS, INC., WHICH IS NOT AFFILIATED WITH BOATMEN'S TRUST COMPANY. BOATMEN'S TRUST COMPANY RECEIVES FEES FOR PROVIDING INVESTMENT ADVISORY SERVICES TO THE FUNDS. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

FUND HIGHLIGHTS                                                              2

-------------------------------------------------------------------------------
Total Returns
as of August 31, 1996

                                                           Pilot Shares    Class A Shares       Class B Shares
                                                           NAV             NAV       POP        NAV       CDSC
------------------------------------------------------------------------------------------------------------------
Pilot Growth & Income Fund
Since Inception                                            18.59%          17.78%    14.38%     17.08%     15.12%
1 Year                                                     15.79%          15.57%    10.33%     14.75%     10.25%
Inception Date and Maximum Sales Load or CDSC            11/7/94          2/7/95       4.5%  11/11/94        4.5%
Pilot Equity Income Fund
Since Inception                                            18.41%          18.80%    15.37%     20.32%     18.14%
1 Year                                                     16.49%          16.10%    10.83%     15.31%     10.81%
Inception Date and Maximum Sales Load or CDSC            11/7/94          2/7/95       4.5%   1/12/95        4.5%
Pilot Small Capitalization Equity Fund*
Since Inception                                             7.37%           6.88%     2.09%      6.65%      2.15%
1 Year                                                       N/A             N/A       N/A        N/A        N/A
Inception Date and Maximum Sales Load or CDSC           12/12/95        12/12/95       4.5%  12/12/95        4.5%
Pilot U.S. Government Securities Fund
Since Inception                                            11.63%           8.86%     5.73%     10.12%      8.05%
1 Year                                                      3.46%           3.44%    -1.23%      2.43%     -1.80%
Inception Date and Maximum Sales Load or CDSC            11/7/94          2/7/95       4.5%  11/10/94        4.5%
Pilot Intermediate U.S. Government Securities Fund
Since Inception                                             7.53%           7.44%     4.86%       N/A        N/A
1 Year                                                      3.52%           3.33%     -.85%       N/A        N/A
Inception Date and Maximum Sales Load or CDSC            11/7/94        12/21/94       4.0%
Pilot Municipal Bond Fund
Since Inception                                             9.59%           7.58%     4.45%      8.31%      6.04%
1 Year                                                      5.44%           5.23%      .53%      4.31%      -.18%
Inception Date and Maximum Sales Load or CDSC            11/7/94          2/7/95       4.5%  12/27/94        4.5%
------------------------------------------------------------------------------------------------------------------
Pilot Intermediate Municipal Bond Fund
Since Inception                                             6.91%           7.52%     5.10%      N/A         N/A
1 Year                                                      3.43%           3.45%     -.71%      N/A         N/A
Inception Date and Maximum Sales Load or CDSC            11/7/94        11/18/94       4.0%

------------------------------------------------------------------------------------------------------------------

*Aggregate Total Returns

Past performance is not a guarantee of future results. Investment returns and principal values will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Note: This table reflects the fact that Class A and Class B Shares are subject to different fees and expenses. Class A Shares are subject to a front-end sales load of up to 4.5% of the offering price and a Rule 12b-1 fee of up to .25 of 1%. Class B Shares are subject to Contingent Deferred Sales Charges for redemptions before the periods outlined in the Funds' prospectuses and a Rule 12b-1 fee of up to 1%. All other Fund expenses related to Class A and B Shares are the same as for Pilot Shares.

The S&P 500(R) Index is an unmanaged broad-based index of 500 companies listed on the New York Stock Exchange. The Lehman Brothers Government Bond Index and the Lehman Brothers Intermediate Government Bond Index are unmanaged and represent the returns of government bonds with an average maturity of approximately nine and five years respectively. The Lehman Brothers Municipal Bond Index and the Lehman Brothers 5-Year Municipal Bond Index are unmanaged and represent the returns of municipal bonds with an average maturity of approximately nine and five years, respectively.

These indices do not reflect the deduction of expenses associated with mutual funds, such as investment management and accounting fees. The Funds' performance reflects the deduction of fees for these value-added services.

Sources:  Standard & Poor's, Lehman Brothers, Inc.

                                                                               3
--------------------------------------------------------------------------------
Growth of a $10,000 Investment vs. a Benchmark Since Inception as of August 31, 1996

--------------------------------------------------------------------------------
Pilot Growth and Income Fund - Pilot Shares
[Graph inserted here]

                                 Nov. 7, 1994                     Aug. 31, 1996
[] S&P 500(R) Index                $ 10,000                          $ 14,724
[] Pilot Growth & Income Fund        10,000                            13,630


--------------------------------------------------------------------------------

[Graph inserted here]

                                            Dec. 12, 1995         Aug. 31, 1996
Pilot Small Capitalization Equity Fund -
Pilot Shares

[] Russell 2000 Index                         $ 10,000               $ 10,943
[] Pilot Small Capitalization Equity Fund       10,000                 10,737



--------------------------------------------------------------------------------
[Graph inserted here]

                                           Nov. 7, 1994           Aug. 31, 1996
Pilot U.S. Government Securities Fund -
Pilot Shares

[] Lehman Brothers Government Bond Index     $ 10,000                $ 11,694
[] Pilot U.S. Government Securities Fund       10,000                  12,211

--------------------------------------------------------------------------------

[Graph inserted here]

                                       Nov. 7, 1994               Aug. 31, 1996
Pilot Municipal Bond Fund -
Pilot Shares

[] Lehman Brothers Municipal Bond Index   $ 10,000                   $ 12,056
[] Pilot Municipal Bond Fund                10,000                     11,810

--------------------------------------------------------------------------------

Pilot Equity Income Fund -
Pilot Shares

[Graph inserted here]

                                 Nov. 7, 1994                     Aug. 31, 1996
[] S&P 500(R) Index                $ 10,000                          $ 14,724
[] Pilot Equity Income Fund          10,000                            13,593


--------------------------------------------------------------------------------

[Graph inserted here]

                                                   Nov. 7, 1994    Aug. 31, 1996
Pilot Intermediate U.S. Government
Securities Fund - Pilot Shares

[] Lehman Brothers Intermediate Government Bond Index $ 10,000       $ 11,546
[] Pilot Intermediate U.S. Government Securities Fund   10,000         11,410

--------------------------------------------------------------------------------

[Graph inserted here]

                                              Nov. 7, 1994        Aug. 31, 1996
Pilot Intermediate Municipal
  Bond Fund - Pilot Shares

[] Lehman Brothers 5-Year Municipal Bond Index  $ 10,000             $ 11,035
[] Pilot Intermediate Municipal Bond Fund         10,000               11,291



LETTERS FROM THE PORTFOLIO MANAGERS                                        4
-------------------------------------------------------------------------------

Pilot Growth and Income Fund

Dear Shareholder:

The Fund produced a strong return of 15.79% (Pilot Shares) for the year ending August 31, 1996. Since the Fund's inception on November 7, 1994, Pilot Shares of the Fund, which are available to Trust customers, returned 18.59%.

Investment Philosophy

Our investment discipline is geared toward removing the emotion from investment decisions. We invest in mid to large-sized "good businesses" on the basis of their long-term relative value, not their current popularity. An emphasis on "good businesses" first, and on valuations second, is central to our approach. Many factors determine whether a business is good: a competitive strategy, a sustainable product or service mix, and a management team that can adapt to its environment. Our research analysts focus on assessing these and other characteristics to identify competitive advantages.

-------------------------------------------------------------------------------
Portfolio and S&P 500(R) Index
Composition by Sector*
as of 8/31/96

                          Pilot Growth           S&P 500
                       and Income Fund           Index**
---------------------------------------------------------
Finance                         14.2%             13.7%
---------------------------------------------------------
Materials & Processing           8.2               6.9
---------------------------------------------------------
Industrial Goods & Services     10.2               9.9
---------------------------------------------------------
Retailing                        7.6               6.7
---------------------------------------------------------
Consumer Staples                12.7              13.1
---------------------------------------------------------
Consumer Cyclicals               7.5               7.7
---------------------------------------------------------
Health Care                      9.5              10.6
---------------------------------------------------------
Energy                          10.0               9.7
---------------------------------------------------------
Technology                       8.0              11.2
---------------------------------------------------------
Utilities                       12.1              10.5
---------------------------------------------------------

*    Portfolio holdings are subject to change.

** The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index typically used as a standard for common stock performance.

                                                                              5
--------------------------------------------------------------------------------

Investment Environment

The fourth quarter of 1995 was marked by strong performance despite a growing number of weaker-than-expected earnings forecasts. The beginning of 1996 saw a bottoming out of interest rates in the expectation that the economy was headed for continued gradual growth. By late spring, however, strong job growth coupled with higher retail sales and lower inventory levels indicated a heating up of economic growth. Continued stronger-than-expected economic data has made many market watchers believe the Federal Reserve may be pushed to raise interest rates. Given the remarkable strength of the market over the last year, some degree of profit-taking is possible in the near term; however, such periods are likely to be mild and short-lived.


-------------------------------------------------------------------------------
Top Ten Holdings*
as of 8/31/96

Company                           % of Portfolio
------------------------------------------------
Royal Dutch Petroleum Co.                   3.9%
------------------------------------------------
Dayton Hudson Co.                           3.3
------------------------------------------------
Kimberly Clark Co.                          3.4
------------------------------------------------
SmithKline Beecham                          3.4
------------------------------------------------
AT&T Co.                                    3.3
------------------------------------------------
Automatic Data Processing Inc.              3.2
------------------------------------------------
Atlantic Ritchfield Co.                     3.1
------------------------------------------------
General Reinsurance Co.                     3.0
------------------------------------------------
Ford Motor Co.                              3.0
------------------------------------------------
Raytheon Co.                                3.0
------------------------------------------------

*    Portfolio holdings are subject to change.

Portfolio Positioning

The Pilot Growth and Income Fund benefited during this period from an overweighted position in the finance sector. The Fund reduced this position by taking profits throughout the year, though it still remains overweighted. The Fund underweighted its technology holdings, and therefore, underperformed relative to the S&P(R) 500 Index. Our fundamental analysis continues to view particular "stand-out" technology stocks as overvalued, and therefore, they have not been considered for purchase. As long-term investors, we continue to emphasize our time-proven formula: purchasing stock in good businesses with attractive valuations.

Sincerely,

Randall L. Yoakum, CFA
Senior Vice President
Managing Director
Portfolio Management
Boatmen's Trust Company

LETTER FROM THE PORTFOLIO MANAGERS                                            6
--------------------------------------------------------------------------------
Pilot Equity Income Fund

Dear Shareholder:

For the year ending August 31, 1996, the Pilot Equity Income Fund had a total return of 16.5% (Pilot Shares) which compared to 16.2% for the Lipper Equity Income Fund(R) Average (a composite of the top 30 largest equity income funds) and to the total return of 18.7% for the S&P 500(R) Index.

Investment Philosophy

We follow a disciplined valuation approach to identify companies that represent superior long-term investment values. We generally invest in larger, established companies, selecting those which offer what we believe are the best relative values. We also emphasize companies which offer high current dividend yields. This approach seeks to provide competitive long-term results with controlled risk exposure.

-------------------------------------------------------------------------------
Average Portfolio Composition*
9/1/95 - 8/31/96

Convertible Bonds &
Preferred Stock 14%

Cash 2%

Equity Securities 84%

-------------------------------------------------------------------------------
Portfolio and S&P 500(R) Index
Composition by Sector*
as of 8/31/96

                            Pilot Equity    S&P 500
                            Income Fund       Index**
---------------------------------------------------
Finance                        12.9%           13.7%
---------------------------------------------------
Materials & Processing          9.4             6.9
---------------------------------------------------
Industrial Goods & Services     5.5             9.9
---------------------------------------------------
Retailing                       2.8             6.7
---------------------------------------------------
Consumer Staples               15.9            13.1
---------------------------------------------------
Consumer Cyclicals              6.0             7.7
---------------------------------------------------
Health Care                     9.9            10.6
---------------------------------------------------
Energy                         14.3             9.7
---------------------------------------------------
Technology                      0.8            11.2
---------------------------------------------------
Utilities                      22.5            10.5
---------------------------------------------------

*    Portfolio holdings are subject to change.

** The Standard & Poor's 500 Stock Index (S&P 500(R)) is an unmanaged index typically used as a standard for common stock performance.


                                                                               7
--------------------------------------------------------------------------------
Top Ten Holdings*
as of 8/31/96

Company                               % of Portfolio
---------------------------------------------------
Oklahoma Gas & Electric Company                3.35%
---------------------------------------------------
Philip Morris                                  3.33
---------------------------------------------------
Cooper Industries Inc. (CSD)                   3.17
---------------------------------------------------
American Home Products                         3.13
---------------------------------------------------
ConAgra Inc.                                   3.13
---------------------------------------------------
Kimberly Clark Corporation                     2.95
---------------------------------------------------
Nicor Inc.                                     2.92
---------------------------------------------------
Ford Motor Company                             2.90
---------------------------------------------------
Banc One Corporation                           2.88
---------------------------------------------------
Dow Chemical Company                           2.88
---------------------------------------------------

*    Portfolio holdings are subject to change.

General Discussion

During the last six months the direction of the market has been flat to slightly higher, with fluctuations linked to moves in interest rates and reaction to economic data and Fed policy.

     The portfolio remains diversified, with some exposure to most industry sectors. We continue to be overweighted in three sectors: consumer staples, energy and, most notably, utilities. During the last six months we increased our exposure to health care and consumer cyclicals, and initiated a position in technology with a purchase of the convertible preferred stock of a company in the electronic measurement industry. As always, we remain positioned in what we believe to be the higher yielding securities and sectors of the market.

Sincerely,

David W. Papendick, CFA
Senior Vice President
Senior Portfolio Manager
Boatmen's Trust Company

LETTERS FROM THE PORTFOLIOS MANAGERS                                           8
--------------------------------------------------------------------------------
Small Capitalization Equity Fund

Dear Shareholder:

Since its inception on December 22, 1995, the Fund has returned 7.37% (Pilot Shares) for the year ending August 31, 1996.

Investment Objective

The objective of this Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of smaller domestic companies. The Fund invests a minimum of 65% of its total assets in equity securities of companies with a market capitalization of $1 billion or less.

Investment Environment

During the period since the Fund's inception, the market for small company stocks has cooled from its torrid pace of 1995. The beginning of 1996 saw a bottoming out of interest rates in the expectation that the economy was headed for continued gradual growth. Earnings expectations peaked in 1995, with some profit taking occurring at year end. Prospects for 1996 have been favorable for the small company market, with continued growth in the economy and many sectors performing beyond expectations.

-------------------------------------------------------------------------------
Portfolio and Russell 2000(R)  Index
Composition by Sector*
as of 8/31/96

                     Pilot Small    Russell
                   Capitalization   2000(R)
                    Equity Fund     Index**
-------------------------------------------
Finance                    17.9%   24.0%
-------------------------------------------
Materials & Processing     13.7    10.5
-------------------------------------------
Producer Durables          10.2     7.6
-------------------------------------------
Consumer Discretionary     21.4    16.4
-------------------------------------------
Consumer Staples            3.8     3.3
-------------------------------------------
Health Care                 5.8    10.7
-------------------------------------------
Energy                      9.3     4.0
-------------------------------------------
Technology                  6.7    11.1
-------------------------------------------
Utilities                   8.4     6.8
-------------------------------------------
Transportation              2.2     3.8
-------------------------------------------
Other                       0.6     1.8
-------------------------------------------

*    Portfolio holdings are subject to change.

** The Russell 2000(R) Index is an unmanaged index representing 2000 small companies and is typically used as a measure of small cap stocks.


                                                                              9
-------------------------------------------------------------------------------
Top Ten Holdings*
as of 8/31/96

Company                             % of Portfolio
--------------------------------------------------
Sodak Gaming Inc.                              1.8%
--------------------------------------------------
Olympic Steel Inc.                             1.4
--------------------------------------------------
Eagle Hardware & Garden Inc.                   1.3
--------------------------------------------------
City National Corp.                            1.3
--------------------------------------------------
Bayview Capital Corp.                          1.3
--------------------------------------------------
Reading & Bates Corp.                          1.2
--------------------------------------------------
Texas Meridian Resources Corp.                 1.2
--------------------------------------------------
Logicon Inc.                                   1.2
--------------------------------------------------
First American Financial Corp.                 1.2
--------------------------------------------------
Kaydon Corp.                                   1.2
--------------------------------------------------

*    Portfolio holdings are subject to change.

     The recent market volatility has had little impact on the stability of the Fund. The underlying fundamentals for the stock market remain favorable and stocks should continue to follow earnings growth as long as inflation remains in check and interest rates remain relatively stable. Shareholders should remember, however, that small capital funds typically carry additional risk since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.

Portfolio Positioning

The Fund's overweighting in the retail sector has helped performance as prospects for smaller retail companies continue to improve, fueled by the children of baby boomers spending money on consumer goods. The Fund's overweighting in the energy sector also remains a strength as energy companies enjoy the results of higher oil prices due to strong global demand. Technology holdings continue to be underweighted as our fundamental analysis continues to view particular "stand-out" technology stocks as overvalued. However, we plan to watch this sector closely to identify any buy opportunities.

Sincerely,

Daniel Ginsparg
Senior Portfolio Manager
Boatmen's Trust Company

Michael E. Kenneally
Senior Vice President
Boatmen's Trust Company

LETTERS FROM THE PORTFOLIO MANAGERS                                          10
-------------------------------------------------------------------------------
Pilot U.S. Government Securities Fund
Pilot Intermediate U.S. Government Securities Fund

Dear Shareholder:

Positive inflation news, fears of recession and a more accommodative Federal Reserve led to dramatically lower interest rates in 1995, and the bond market posted its best single year since 1985.

     Two significant events in the first quarter of 1996, however, changed the tone of the entire fixed income market. The first was Federal Reserve Chairman Alan Greenspan's Humphry Hawkins testimony in late February. Greenspan stated that any current economic weakness was only "transitory," and he believed that the economy was "basically on track for sustained growth." His comments sent bond prices lower as investors anticipated stronger growth and an end to additional Fed easing.

     A few weeks later, the February employment report showed that the economy had created an astounding 705,000 jobs that month. This report was the first in a series of stronger-than-expected releases indicating that the economy was creating jobs at a torrid pace. Through August, monthly job growth has averaged 237,000, and the unemployment rate now stands at a seven year low of 5.1%. Fears of rising wage pressures, higher inflation and tighter Fed monetary policy are now on the minds of fixed income investors.
--------------------------------------------------------------------------------
Pilot U.S. Government Securities Fund Maturity Distribution of Securities* as of 8/31/96
[GRAPH]    0-5 yrs. - 51.0%      5-10 yrs. - 23.1%      10-20 yrs. - 25.9%
--------------------------------------------------------------------------------

Pilot U.S. Government Securities Fund Security Holdings* as of
8/31/96
[GRAPH]
U.S. Treasury Bonds 26.0%

Repurchase Agreements
and Other 6.1%

U.S Treasury Notes 67.9%
*  Portfolio holdings are subject to change.

     In a difficult market such as this, Pilot shareholders can take comfort in the benefits of professional fixed income management.

Pilot U.S. Government Securities Fund

At the beginning of 1995, the Pilot U.S. Government Securities Fund was aggressively positioned to benefit from declining interest rates. When market yields declined, as we anticipated, the Fund gradually adopted a much more neutral structure. Our strategy of actively managing the maturity structure of the Fund based on the level of "real" inflation-adjusted yields is the key to our efforts to provide shareholders with favorable long-term results. The aggressive posture of the Fund during 1995 resulted in strong gains from income and price appreciation. The more conservative structure currently in place has helped preserve those gains as interest rates moved significantly higher in the first eight months of 1996.

Pilot Intermediate U.S. Government
Securities Fund

Consistent with its objectives, the Pilot Intermediate U.S. Government Securities Fund maintains a conservative stance with regard to its average maturity and portfolio structure. To help provide stability of principal and to help limit potential volatility in performance, the

-------------------------------------------------------------------------------
Pilot Intermediate U.S. Government
Securities Fund
Maturity Distribution of Securities*
as of 8/31/96
[GRAPH]                 0-3 Yrs. - 39.3%   3-5 Yrs. - 36.8%   5-10 Yrs. - 23.9%
-------------------------------------------------------------------------------
Pilot Intermediate U.S. Government
Securities Fund
Security Holdings*
as of 8/31/96
[GRAPH]
U.S. Treasury Notes 98.7%

Repurchase Agreements 1.3%
*  Portfolio holdings are subject to change.

LETTERS FROM THE PORTFOLIO MANAGERS                                        12
-----------------------------------------------------------------------------
Fund targets investments solely in fixed income securities maturing in 10 years or less. Despite this conservative stance, the Fund generated solid double-digit returns from income and market appreciation during 1995. Perhaps more importantly, the conservative structure of the Fund has helped safeguard those results as market rates have risen significantly in 1996. The Fund remains well suited to clients seeking a competitive level of income with relative stability in the value of invested principal.

Looking Ahead

We continue to expect above-trend economic growth, as well as additional strain on the economy's resources. Strong consumer confidence, good income growth, and robust employment indicate that consumer demand is unlikely to wane. These factors, combined with tight labor markets, high capacity utilization rates, and low inventory levels point to higher wages and production bottlenecks. If left unchecked, inflationary pressures will continue to build and higher interest rates may result. In our view, the Federal Reserve will need to move relatively soon to tighten monetary policy and slow the economy's momentum.

     We have recently raised our forward-looking forecast of inflation. While somewhat defensive over the near term, we continue to believe that the Federal Reserve will remain diligent in its pursuit of price stability, driving inflation lower. This will set the stage for lower interest rates over the long term, and good performance for bond investors.

Sincerely,

Frank J. Aten, CFA
Senior Vice President
Director Of Taxable Fixed Income
Boatmen's Trust Company

Scott P. Leiberton, CFA
Portfolio Manager
Taxable Fixed Income
Boatmen's Trust Company

                                                                              13
--------------------------------------------------------------------------------
Pilot Municipal Bond Fund
Pilot Intermediate Municipal Bond Fund

Dear Shareholder:

Over the last twelve months, the fixed income markets have reversed course regarding their expectations for future economic growth. The prevalent theme during the first four months of this period was characterized by slower economic growth and lower interest rates. By February, however, continued economic strength was evident and the markets began the decline which continued throughout the summer months. During the period from February 1 through August 31, 30-year Treasury bond yields increased 103 basis points while 30-year Aaa municipal yields increased just 49 basis points. The relative outperformance was even more apparent for bonds that mature in 10 years where treasury bonds increased 134 basis points versus 49 basis points for municipal bonds. There were several reasons why municipal bonds held their value more than Treasury bonds. First, the supply of new tax-exempt bonds has continued to be light. Second, the last large wave of bond calls occurred during this period, which reduced the amount of outstanding municipals and gave investors more cash to reinvest. Finally, the municipal market continues to be one driven by individuals focused on income. For this reason, higher yields tend to increase demand. Over the last year, the Pilot Municipal Bond Fund and the Pilot Intermediate Municipal Bond Fund turned in competitive performances of 5.44% and 3.43%, respectively, for the Pilot shares.

Pilot Municipal Bond Fund

The Pilot Municipal Bond Fund maintained a duration modestly longer than the Lehman Brothers Municipal Bond Index but equal to that of the Lipper General Municipal Bond Fund Composite. This reflects our continued focus on providing competitive tax-free income to our shareholders. In addition, we remain positive on the outlook for inflation on a longer-term basis despite our caution on the short-term direction of interest rates. During the last year, the Fund focused on purchases that reduced our volatility to interest rate changes. We continued to take advantage of opportunities to increase the tax-free income to our shareholders by

-------------------------------------------------------------------------------
Pilot Municipal Bond Fund
Maturity Distribution of Securities*
as of 8/31/96
[GRAPH]
*  Portfolio holdings are subject to change.

     0-10 Yrs. - 29.2%    10-20 Yrs. - 55.9%     20-30 Yrs. - 14.9%

LETTERS FROM THE PORTFOLIO MANAGERS                                          14
-------------------------------------------------------------------------------
Pilot Municipal Bond Fund
Portfolio Sector Allocation*
as of 8/31/96
[GRAPH]
Insured 39.4%
Government-Backed 7.9%
Electric Utility 8.2%
Water/Sewer 7.1%
Transportation 1.6%
Hospital 0.3%
IDR 1.3%
Miscellaneous 6.0%
General Obligation 28.2%

-------------------------------------------------------------------------------
Pilot Municipal Bond Fund
Portfolio Allocation by State*
as of 8/31/96
[GRAPH]
Missouri 14.5%
Washington 12.4%
Texas 10.0%
California 7.9%
Illinois 6.4%
Florida 6.4%
Michigan 5.5%
Massachusetts 4.5%
New York 3.7%
Other 28.7%

-------------------------------------------------------------------------------
Pilot Municipal Bond Fund
Investment Ratings of Securities*
as of 8/31/96
[GRAPH]
Other 0.1%
A 18.0%

AA 28.7%

AAA 53.2%

*Portfolio holdings are subject to change.


purchasing high quality revenue bonds and improving call protection. As always, limiting capital gains is a prime consideration.

Pilot Intermediate Municipal Bond Fund
During the last twelve months, the Pilot Intermediate Municipal Bond Fund maintained a duration consistent with the Lehman Brothers 5-Year Municipal Bond Index. This conservative stance reflects our caution on the outlook for short-term interest rates and our desire to limit the potential volatility of the Fund. We continued to consolidate smaller holdings by selectively selling low coupon bonds and by purchasing higher coupon bonds that were more insulated from a rise in short-term rates. In addition, we continue to look for opportunities to increase income through the purchase of high-quality revenue bonds that offer more yield to our shareholders.

Looking Ahead

We believe the economy will continue to grow above its non-inflationary potential, causing further tightness in the labor markets and future inflationary pressures. We expect the Federal Reserve Bank to raise short-term interest rates in response to these pressures.

     Therefore, our short-term outlook remains cautious while our confidence in the Federal

                                                                              15
--------------------------------------------------------------------------------
Pilot Intermediate Municipal Bond Fund Maturity Distribution of Securities* as of 8/31/96
[GRAPH] 0-3 Yrs. - 17.7%  3-5 Yrs. - 38.1%  5-10 Yrs. - 42.8%  10-20 Yrs. - 1.4%
Reserve Bank supports our positive longer-term outlook for the bond market. The outperformance of municipal bonds over Treasury bonds should come to an end now that municipals are trading in an expensive range relative to Treasury bonds. In addition, the presidential election should add further volatility to the municipal market due to uncertainty over the potential changes in the tax code.

Sincerely,

Jennifer R. Wacker, CFA
Vice President
Director Of Tax-Exempt Fixed Income
Boatmen's Trust Company

Pilot Intermediate Municipal Bond Fund Portfolio Sector Allocation* as of 8/31/96
[GRAPH]

Insured 32.1%
Government-Backed 6.0%
Electric Utility 5.6%
Water/Sewer 5.4%
Transportation 1.0%
Hospital 1.4%
Miscellaneous 8.7%
General Obligation 39.8%

-------------------------------------------------------------------------------
Pilot Intermediate Municipal Bond Fund Portfolio Allocation by State* as of 8/31/96
[GRAPH]
Missouri 13.3%
Texas 12.7%
Washington 9.2%
Illinois 6.1%
Arizona 5.6%
Hawaii 4.9%
California 4.5%
Wisconsin 3.8%
New Jersey 3.3%
Other 36.6%


------------------------------------------------------------------------------
Pilot Intermediate Municipal Bond Fund Investment Ratings of Securities* as of 8/31/96
[GRAPH]
Other 0.1%
 A 11.7%
AA 43.9%
AAA 44.3%

*  Portfolio holdings are subject to change.

PILOT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1996

----------------------------------------------------------
----------------------------------------------------------

                                                        Value
 Shares                                              (Note 2)
-------------------------------------------------------------
COMMON STOCKS--97.2%
CONSUMER CYCLICAL--6.3%
AUTOMOTIVE--3.0%
  170,000   Ford Motor Co.                       $  5,695,000
                                                 ------------
HOUSING & FURNISHING--1.7%
   90,000   Owens Corning Fiberglass Corp.          3,273,750
                                                 ------------
MEDIA--1.6%
  200,000   Tele-Communications, Inc., Class A*     2,975,000
                                                 ------------
CONSUMER STAPLES--7.1%
BEVERAGE & TOBACCO--4.2%
   55,000   Anheuser-Busch Cos., Inc.               4,166,250
   43,000   Philip Morris Cos., Inc.                3,859,250
                                                 ------------
                                                    8,025,500
                                                 ------------
FOOD PROCESSING--2.9%
  315,000   Archer-Daniels-Midland Co.              5,591,250
                                                 ------------
ENERGY--9.7%
INTEGRATED OIL--9.7%
   50,000   Atlantic Richfield Co.                  5,837,500
   90,400   Chevron Corp.                           5,322,300
   49,110   Royal Dutch Petroleum Co. (ADR)         7,335,806
                                                 ------------
                                                   18,495,606
                                                 ------------
FINANCE--17.7%
BANKING--2.9%
   71,330   BankAmerica Corp.                       5,528,075
                                                 ------------
HOLDING COMPANIES--2.9%
  110,000   Temple-Inland, Inc.                     5,431,250
                                                 ------------
FINANCIAL SERVICES--5.0%
   75,305   Chase Manhattan Corp.                   5,600,809
   45,000   Federal Home Loan Mortgage Corp.        3,976,875
                                                 ------------
                                                    9,577,684
                                                 ------------

                                                        Value
 Shares                                              (Note 2)
-------------------------------------------------------------
INSURANCE--6.9%
   30,000   AETNA Life and Casualty Co.          $  1,983,750
   40,000   General Re Corp.                        5,795,000
   58,190   Marsh & McClennan Cos., Inc.            5,411,670
                                                 ------------
                                                   13,190,420
                                                 ------------
HEALTHCARE--8.2%
MEDICAL SUPPLIES & SERVICES--2.1%
   70,000   Columbia/HCA Healthcare Corp.           3,946,250
                                                 ------------
PHARMACEUTICALS--6.1%
   80,490   Merck & Co., Inc.                       5,282,156
  110,000   SmithKline Beecham                      6,407,500
                                                 ------------
                                                   11,689,656
                                                 ------------
INDUSTRIAL GOODS & SERVICES--12.8%
AEROSPACE--5.0%
   45,265   Lockheed Martin Corp.                   3,807,918
  110,000   Raytheon Co.                            5,665,000
                                                 ------------
                                                    9,472,918
                                                 ------------
COMMERCIAL SERVICES--2.9%
  175,000   WMX Technologies, Inc.                  5,534,375
                                                 ------------
METAL & PLASTIC--4.9%
   95,000   Cooper Industries, Inc.                 3,847,500
  117,450   Crown Cork & Seal, Inc.                 5,490,788
                                                 ------------
                                                    9,338,288
                                                 ------------
MANUFACTURING--5.3%
CONSUMER PRODUCTS--5.3%
   82,290   Kimberly-Clark Corp.                    6,449,479
  140,000   Rubbermaid, Inc.                        3,710,000
                                                 ------------
                                                   10,159,479
                                                 ------------
MATERIALS & PROCESSING--2.2%
PAPER & FOREST PRODUCTS--2.2%
  105,000   International Paper Co.                 4,200,000
                                                 ------------

----------------------------------------------------------
----------------------------------------------------------
See Notes to Financial Statements.

PILOT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

----------------------------------------------------------
----------------------------------------------------------

                                                        Value
 Shares                                              (Note 2)
-------------------------------------------------------------
RETAILING--7.4%
DEPARTMENT STORES--5.2%
  186,690   Dayton Hudson Corp.                  $  6,440,805
   75,340   May Department Stores Co.               3,427,970
                                                 ------------
                                                    9,868,775
                                                 ------------
SPECIALTY STORES--2.2%
  145,670   Toys R Us*                              4,297,265
                                                 ------------
TECHNOLOGY--6.1%
COMPUTERS & OFFICE EQUIPMENT--1.9%
  145,430   Apple Computer                          3,526,678
                                                 ------------
SOFTWARE & SERVICES--4.2%
  145,000   Automatic Data Processing, Inc.         6,035,625
   65,000   Electronic Arts*                        2,006,875
                                                 ------------
                                                    8,042,500
                                                 ------------
UTILITIES--14.5%
COMMUNICATION--9.0%
  120,000   AT&T Corp.                              6,300,000
  220,000   MCI Communications Corp.                5,527,500
  100,000   Motorola, Inc.                          5,337,500
                                                 ------------
                                                   17,165,000
                                                 ------------
ELECTRIC POWER--5.5%
  266,110   PacifiCorp                              5,355,464
  220,960   Unicom Corp.                            5,082,080
                                                 ------------
                                                   10,437,544
-------------------------------------------------------------
TOTAL COMMON STOCKS (cost $164,557,838)           185,462,263
-------------------------------------------------------------

                                                        Value
 Shares                                              (Note 2)
-------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK--0.3%
    7,892   AETNA Services, Inc.                 $    548,494
-------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK (cost $279,785)     548,494
-------------------------------------------------------------

Principal
 Amount
  (000)
----------------------------------------------------------
                     REPURCHASE AGREEMENT--2.4%
$   4,525   Repurchase agreement with Lehman
              Brothers, Inc., dated 8/30/96,
              5.24% due 9/3/96, (cost
              $4,525,004) (see Footnote A)          4,525,004
-------------------------------------------------------------
TOTAL INVESTMENTS--99.8% (cost $169,362,628)      190,535,761
-------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%           328,815
-------------------------------------------------------------
NET ASSETS--100.0%                               $190,864,576
-------------------------------------------------------------

ADR--American Depository Receipt.
* Non-income producing security.
Footnote A
    Collateralized by $5,320,000 U.S. Treasury Bond, 6.00%, due 2/15/26 with a value of $4,619,812.

----------------------------------------------------------
----------------------------------------------------------
See Notes to Financial Statements.

PILOT EQUITY INCOME FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1996

----------------------------------------------------------
----------------------------------------------------------

                                                       Market
                                                       Value
  Shares                                              (Note 2)
--------------------------------------------------------------
COMMON STOCKS--84.4%
CONSUMER CYCLICAL--5.3%
AUTOMOTIVE--2.9%
   115,271  Ford Motor Co.                       $   3,861,579
                                                 -------------
MEDIA--2.4%
    80,000  Readers Digest Assoc., Inc. Class A      3,230,000
                                                 -------------
                                                     7,091,579
                                                 -------------
CONSUMER STAPLES--10.8%
BEVERAGES AND TOBACCO--5.3%
    49,404  Philip Morris Cos., Inc.                 4,434,009
    90,000  UST, Inc.                                2,700,000
                                                 -------------
                                                     7,134,009
                                                 -------------
FOOD PROCESSING--5.5%
    98,763  Conagra, Inc.                            4,160,391
    60,000  General Mills, Inc.                      3,300,000
                                                 -------------
                                                     7,460,391
                                                 -------------
ENERGY--9.7%
INTEGRATED OIL--9.7%
    33,524  AMOCO Corp.                              2,313,156
    19,409  Atlantic Richfield Co.                   2,266,001
    27,645  Exxon Corp.                              2,249,612
    20,000  Royal Dutch Petroleum Co. (ADR)          2,987,500
    37,645  Texaco, Inc.                             3,340,993
                                                 -------------
                                                    13,157,262
                                                 -------------
FINANCE--14.9%
BANKING--8.0%
   100,000  Banc One Corp.                           3,837,500
    46,000  BankAmerica Corp.                        3,565,000
    43,288  Bankers Trust New York Corp.             3,365,642
                                                 -------------
                                                    10,768,142
                                                 -------------
INSURANCE--2.1%
    30,000  Marsh & McLennan Co., Inc.               2,790,000
                                                 -------------
MISCELLANEOUS FINANCE--4.8%
    41,000  J.P. Morgan & Co.                        3,592,625
    60,000  Temple-Inland, Inc.                      2,962,500
                                                 -------------
                                                     6,555,125
                                                 -------------

                                                        Market
                                                        Value
  Shares                                               (Note 2)
--------------------------------------------------------------
HEALTHCARE--7.1%
PHARMACEUTICALS--7.1%
    70,294  American Home Products Corp.         $   4,164,920
    35,359  Bristol-Myers Squibb Co.                 3,102,752
    35,288  Merck & Co., Inc.                        2,315,775
                                                 -------------
                                                     9,583,447
                                                 -------------
MANUFACTURING--4.2%
AUTO PARTS--2.2%
    55,000  Eaton Corp.                              3,045,625
                                                 -------------
HOUSEHOLD PRODUCTS--2.0%
   100,000  Rubbermaid, Inc.                         2,650,000
                                                 -------------
MATERIALS AND PROCESSING--7.5%
CHEMICALS (BASIC)--2.8%
    48,000  Dow Chemical Co.                         3,828,000
                                                 -------------
PAPER AND FOREST PRODUCTS--4.7%
    50,000  Kimberly Clark Corp.                     3,918,750
    50,000  Union Camp Corp.                         2,425,000
                                                 -------------
                                                     6,343,750
                                                 -------------
RETAILING--2.7%
DEPARTMENT AND DISCOUNT STORES--2.7%
    70,000  J. C. Penney Co., Inc.                   3,701,250
                                                 -------------
UTILITIES--22.2%
COMMUNICATIONS--4.3%
    73,519  GTE Corp.                                2,894,810
    24,702  NYNEX Corp.                              1,065,274
    63,000  U. S. West, Inc.                         1,858,500
                                                 -------------
                                                     5,818,584
                                                 -------------
ELECTRIC POWER--15.0%
   115,000  Consolidated Edison Company New
              York, Inc.                             3,004,375
   100,000  Frontier Corp.                           2,950,000
   110,000  Oklahoma Gas & Electric Co.              4,455,000
   179,660  PacifiCorp                               3,615,658
   141,154  UNICOM Corp.                             3,246,542
   100,000  Western Resources, Inc.                  2,937,500
                                                 -------------
                                                    20,209,075
                                                 -------------

----------------------------------------------------------
----------------------------------------------------------
See Notes to Financial Statements.

PILOT EQUITY INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

----------------------------------------------------------
----------------------------------------------------------

                                                        Market
                                                        Value
  Shares                                              (Note 2)
--------------------------------------------------------------
NATURAL GAS AND WATER--2.9%
   123,800  NICOR, Inc.                          $   3,884,225
--------------------------------------------------------------
TOTAL COMMON STOCKS (cost $96,748,570)             114,020,464
--------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--8.6%
ENERGY--2.8%
INTEGRATED OIL--2.8%
    61,288  Ashland Inc., $3.125, 12/31/49           3,715,585
                                                 -------------
HEALTHCARE--2.6
MEDICAL SERVICES--2.6%
    50,590  AETNA Services, Inc.                     3,516,005
                                                 -------------
MATERIAL & PROCESSING--2.4%
PAPER & FOREST PRODUCTS--2.4%
    70,000  International Paper Co., 5.25%,
              7/20/25, 144A                          3,272,500
                                                 -------------
TECHNOLOGY--0.8%
INSTRUMENTS & COMPONENTS--0.8%
 1,000,000  Analog Devices, 3.50%, 12/1/00           1,107,500
--------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
                                  ($11,334,068)     11,611,590
--------------------------------------------------------------

Principal                                               Market
  Amount                                                Value
  (000)                                               (Note 2)
--------------------------------------------------------------
CONVERTIBLE BONDS--5.4%
CONSUMER CYCLICAL--0.7%
HOUSING & FURNISHINGS--0.7%
    $1,000  Masco Corp., 5.25%, 2/15/12          $     917,500
                                                 -------------
ENERGY--1.6%
INTEGRATED OIL--1.6%
     2,000  Pennzoil Oil Co., 4.75%, 10/01/03        2,130,000
                                                 -------------
INDUSTRIAL GOODS & SERVICES--3.1%
MANUFACTURING--3.1%
     3,922  Cooper Industries, Inc., 7.05%,
              1/1/15                                 4,216,150
--------------------------------------------------------------
TOTAL CONVERTIBLE BONDS (cost $6,953,962)            7,263,650
--------------------------------------------------------------
REPURCHASE AGREEMENT--4.3%
     5,900  Repurchase agreement with Lehman
              dated 8/30/96, 5.24%, due 9/3/96
              (Cost 5,899,701)
              (See Footnote A)                       5,899,701
--------------------------------------------------------------
TOTAL INVESTMENTS--102.7% (cost $120,936,301)      138,795,405
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.7%)       (3,677,533)
--------------------------------------------------------------
NET ASSETS--100.0%                               $ 135,117,872
--------------------------------------------------------------

ADR--American Depository Receipt.
Footnote A
    Collateralized by $6,782,000 U.S. Treasury Bonds, with various coupon rates and maturity dates ranging from 6.00% to 6.75% and 2/15/26 through 8/15/26 with a market value of $6,019,548.

----------------------------------------------------------
----------------------------------------------------------
See Notes to Financial Statements.

PILOT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1996

----------------------------------------------------------
----------------------------------------------------------

                                                        Value
  Shares                                             (Note 2)
-------------------------------------------------------------
COMMON STOCKS--84.2%
CONSUMER CYCLICAL--8.3%
AUTOMOTIVE--1.8%
     24,400  Champion Enterprises, Inc.*          $   463,600
     19,300  Kaydon Corp.                             866,088
                                                  -----------
                                                    1,329,688
                                                  -----------
HOUSING & FURNISHING--3.8%
     29,300  Bush Industries, Inc.                    538,388
     49,800  Kaufman & Broad Home Corp.               610,050
     21,400  NCI Building Systems, Inc.*              596,525
     28,400  Oakwood Homes Corp.                      667,400
     17,700  Pulte Corp.                              440,288
                                                  -----------
                                                    2,852,651
                                                  -----------
MEDIA--2.7%
     23,400  Ha-Lo Industries, Inc.*                  585,000
     36,025  International Family
               Entertainment-- Class B*               648,450
     14,300  Pulitzer Publishing Co.                  775,775
                                                  -----------
                                                    2,009,225
                                                  -----------
CONSUMER GOODS & STAPLES--3.5%
BEAUTY & HEALTH PRODUCTS--1.7%
     19,800  Alberto Culver Co.                       819,225
     21,700  Church & Dwight, Inc.                    458,413
                                                  -----------
                                                    1,277,638
                                                  -----------
BEVERAGE & TOBACCO--1.0%
     26,600  Mondavi Robert Corp.*                    751,450
                                                  -----------
FOOD PRODUCTS & PROCESSING--0.8%
     24,800  Ben & Jerry's Homemade, Inc.*            372,000
     18,000  Eskimo Pie Corp.                         270,000
                                                  -----------
                                                      642,000
                                                  -----------
ENERGY--6.1%
DRILLING--1.4%
     17,200  Parker Drilling Co.*                     120,400
     38,100  Reading & Bates Corp.*                   933,450
                                                  -----------
                                                    1,053,850
                                                  -----------

                                                        Value
  Shares                                             (Note 2)
-------------------------------------------------------------
INTEGRATED OIL & GAS--4.7%
     27,400  Brown, Tom, Inc.*                    $   438,400
     70,550  Comstock Resources, Inc.*                740,775
      9,100  Diamond Shamrock, Inc.                   249,113
     47,546  Forest Oil Corp.*                        671,587
     69,700  Texas Meridian Resources Corp.*          897,388
     20,800  Vintage Petroleum, Inc.                  525,200
                                                  -----------
                                                    3,522,463
                                                  -----------
FINANCE--15.8%
BANKING--4.0%
     15,400  Brenton Banks, Inc.                      377,300
     54,600  City National Corp.                      962,325
      7,400  Commercial Federal Corp.                 288,600
     12,300  Deposit Guaranty Corp.                   567,338
     40,400  First Republic Bancorp, Inc.*            540,350
      9,000  OnBancorp, Inc.                          290,250
                                                  -----------
                                                    3,026,163
                                                  -----------
BROKERAGE--1.0%
     67,700  Southwest Securities Group, Inc.         795,475
                                                  -----------
FINANCIAL SERVICES--7.2%
      9,400  Aames Financial Corp.                    458,766
     16,100  Advanta Corp.                            786,888
     25,400  Bay View Capital Corp.                   939,800
     32,850  Capstead Mortgage Corp.                  685,744
     13,300  Cole Taylor Financial Group, Inc.        385,700
     31,100  Resource Mortgage Capital Corp.          769,725
     18,000  Sturm, Ruger & Co.                       645,750
     19,500  US BANCORP, Inc.                         711,750
                                                  -----------
                                                    5,384,123
                                                  -----------
INSURANCE--3.6%
     14,200  Berkeley, W.R. Corp.                     646,100
     10,800  Executive Risk, Inc.                     371,250
     27,200  First American Financial Corp.           867,000
     20,940  Frontier Insurance Group, Inc.           816,660
                                                  -----------
                                                    2,701,010
                                                  -----------

----------------------------------------------------------
----------------------------------------------------------
See Notes to Financial Statements.

PILOT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996

----------------------------------------------------------
----------------------------------------------------------

                                                        Value
  Shares                                             (Note 2)
-------------------------------------------------------------
HEALTH CARE--5.3%
MEDICAL SUPPLIES & SERVICES--4.9%
     32,400  Amco International Corp.             $   469,800
     11,300  Ballard Medical Products                 189,275
     16,100  Bergen Brunswig Corp.                    448,788
     24,250  Bio-Rad Laboratories, Inc.*              679,000
      8,600  Coherent, Inc.*                          337,550
     17,200  Human Genome Sciences, Inc.*             586,950
     26,236  Steris Corp.*                            806,757
      8,365  Vital Signs, Inc.                        170,436
                                                  -----------
                                                    3,688,556
                                                  -----------
PHARMACEUTICALS--0.4%
     22,800  Matrix Pharmaeuticals*                   287,850
                                                  -----------
INDUSTRIAL GOODS & SERVICES--5.6%
CHEMICALS--1.6%
     55,200  Crompton & Knowles Corp.                 828,000
     32,400  International Specialty Products*        356,400
                                                  -----------
                                                    1,184,400
                                                  -----------
COMMERCIAL SERVICES--0.7%
     49,200  Calgon Carbon Corp.                      565,800
                                                  -----------
ELECTRONICS--2.4%
     24,500  Core Industries, Inc.                    297,063
     15,700  Electro Scientific Industries,
               Inc.*                                  286,525
      9,700  Komag, Inc.*                             206,125
     30,100  Logicon, Inc.                            891,713
      7,900  Watkins-Johnson Co.                      158,000
                                                  -----------
                                                    1,839,426
                                                  -----------
ENVIRONMENT--0.7%
     26,600  Zurn Industries, Inc.                    548,625
                                                  -----------
METAL & PLASTIC--0.2%
      8,760  Wyman-Gordon Co.*                        182,865
                                                  -----------
LEISURE--2.8%
GAMING RESORTS & HOTELS--2.8%
      3,900  Rio Hotel & Casino, Inc.*                 67,763
     25,400  Sodak Gaming, Inc.*                    1,320,800
     30,900  WMS Industries, Inc.*                    714,563
                                                  -----------
                                                    2,103,126
                                                  -----------

                                                        Value
  Shares                                             (Note 2)
-------------------------------------------------------------
MANUFACTURING--14.1%
COMMUNICATIONS EQUIPMENT--0.4%
      2,700  Communications Systems, Inc.         $    35,100
     20,000  Network Equipment Technologies*          255,000
                                                  -----------
                                                      290,100
                                                  -----------
CONSUMER PRODUCTS--1.8%
     36,000  Foamex International, Inc.*              560,250
     36,600  Paragon Trade Brands, Inc.*              759,450
                                                  -----------
                                                    1,319,700
                                                  -----------
MACHINERY--2.5%
     42,200  Credence Systems Corp.*                  569,700
     21,200  Gardner Denver Machinery, Inc.*          636,000
     28,000  Standard Products Co.                    644,000
                                                  -----------
                                                    1,849,700
                                                  -----------
MANUFACTURING--MISC.--4.8%
      9,500  Applied Power, Inc.                      285,000
     15,100  Blount International, Inc.               517,175
     17,700  Dionex Corp.*                            632,775
     12,900  Esterline Technologies Corp.*            266,063
     46,300  Fossil, Inc.*                            381,975
     26,000  GenCorp, Inc.                            360,750
     19,400  Proxim, Inc.*                            630,500
      9,400  Tuscarora, Inc.                          203,275
     54,000  Worldtex, Inc.*                          324,000
                                                  -----------
                                                    3,601,513
                                                  -----------
STEEL--4.0%
     44,500  National Steel Corp.*                    456,125
     44,000  Olympic Steel, Inc.*                   1,078,000
     18,700  Rouge Steel Co.                          418,413
     46,600  Steel Technologies, Inc.                 553,375
     51,300  WHX Corp.*                               525,825
                                                  -----------
                                                    3,031,738
                                                  -----------
TEXTILE--0.6%
     36,400  Culp, Inc.                               473,200
                                                  -----------
RETAILING--9.4%
DEPARTMENT STORES--2.1%
     27,300  Neiman Marcus Group, Inc.                808,763
     19,100  Proffitts, Inc.*                         783,100
                                                  -----------
                                                    1,591,863
                                                  -----------

----------------------------------------------------------
----------------------------------------------------------
See Notes to Financial Statements.

PILOT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996

----------------------------------------------------------
----------------------------------------------------------

                                                        Value
  Shares                                             (Note 2)
-------------------------------------------------------------
GROCERY STORES--0.8%
     23,800  Riser Foods, Inc.                    $   568,225
                                                  -----------
SPECIALTY STORES--5.8%
     38,300  Chronimed, Inc.*                         469,175
     45,370  Eagle Hardware & Garden, Inc.*         1,009,483
     23,800  Fabri Centers of America, Inc.*          321,300
     21,800  Inacom Corp.*                            588,600
     24,600  Pacific Sunwear of California*           639,600
     19,600  Quicksilver, Inc.*                       460,600
      8,500  Ross Stores, Inc.                        327,250
    113,400  Venture Stores, Inc.*                    524,475
                                                  -----------
                                                    4,340,483
                                                  -----------
WAREHOUSE--0.7%
     23,700  Waban, Inc.*                             503,625
                                                  -----------
SERVICES--2.4%
AIRLINES--1.0%
     15,900  Air Express International Corp.          443,213
     16,200  USAir Group, Inc.*                       289,575
                                                  -----------
                                                      732,788
                                                  -----------
RESTAURANT--0.7%
     21,100  Sbarro, Inc.                             522,225
                                                  -----------
SERVICES--MISC.--0.7%
     10,600  Corrections Corp. of America*            341,850
      7,200  Filenet Corp.*                           172,800
                                                  -----------
                                                      514,650
                                                  -----------
TECHNOLOGY--1.2%
COMPUTERS & OFFICE EQUIPMENT--1.2%
      6,600  American Business Products, Inc.         134,475
     25,000  Exabyte Corp.*                           368,750
     35,450  Marcam Corp.*                            385,509
                                                  -----------
                                                      888,734
                                                  -----------

                                                        Value
  Shares                                             (Note 2)
-------------------------------------------------------------
UTILITIES--9.7%
ELECTRIC POWER--5.8%
     24,100  Calenergy Inc.*                      $   729,024
     20,400  Central Hudson Gas & Electric Co.        614,550
     11,900  Central Maine Power Co.                  144,288
     10,700  Central Vermont Public Service           135,088
     18,000  Commonwealth Energy System Cos.          420,750
     20,500  DT Industries, Inc.                      538,125
      8,600  IES Industries, Inc.                     285,950
      5,100  Northwestern Public Service Co.          146,625
     38,900  Pioneer Standard Electronics, Inc.       515,425
     30,300  TNP Enterprises, Inc.                    708,263
      7,000  Tucson Electric Power Co.*               112,875
                                                  -----------
                                                    4,350,963
                                                  -----------
NATURAL GAS--3.9%
     15,100  Connecticut Natural Gas Corp.            339,750
     26,700  Giant Industries, Inc.                   400,500
     33,900  Piedmont Natural Gas Co., Inc.           839,025
     27,070  Southeastern Michigan Gas                466,958
     28,800  Southwestern Energy Co.                  442,800
    128,000  Wainoco Oil Corp.*                       432,000
                                                  -----------
                                                    2,921,033
-------------------------------------------------------------
                                                   63,246,924
-------------------------------------------------------------

TOTAL COMMON STOCKS (cost $62,289,386)

----------------------------------------------------------
----------------------------------------------------------
See Notes to Financial Statements.

PILOT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996

----------------------------------------------------------
----------------------------------------------------------

Principal
Amount                                                 Value
   (000)                                             (Note 2)
-------------------------------------------------------------
U.S. TREASURY BILLS--0.6%**
       $400  5.25%, 12/12/96                      $   394,269
-------------------------------------------------------------
TOTAL U.S. TREASURY BILLS (cost $394,466)             394,269
-------------------------------------------------------------
REPURCHASE AGREEMENTS--15.4%
      7,512  Repurchase agreement with Lehman
               Brothers Inc., dated 8/30/96,
               5.24%, due 9/3/96 (see Footnote
               A)                                   7,512,003
      4,000  Repurchase agreement with J. P.
               Morgan, dated 8/30/96, 5.25%, due
               9/3/96, (see Footnote B)             4,000,000
-------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (cost $11,512,003)     11,512,003
-------------------------------------------------------------
TOTAL INVESTMENTS --100.2% (cost $74,195,855)      75,153,196
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.2%)        (180,128)
-------------------------------------------------------------
NET ASSETS--100.0%                                $74,973,068
-------------------------------------------------------------

Footnote A
    Collateralized by $7,755,000 U.S. Treasury Note, 5.25%, due 4/15/00 with a value of $7,662,518.
Footnote B
    Collateralized by $3,364,000 U.S. Treasury Bonds, 10.75%, due 2/15/03 with a value of $4,080,915.
 * Non-income producing security.
** Securities deposited into a segregated custodial account for futures margin requirements.

                        NUMBER OF
                        CONTRACTS   SETTLEMENT    UNREALIZED
         TYPE            LONG(A)      MONTH          LOSS
-------------------------------------------------------------
FUTURES CONTRACTS
S & P 400 MIDCAP               73    Sept. 96     $ (268,353)
S & P 500 INDEX                 9    Sept. 96        (67,500)
-------------------------------------------------------------
                                                  $ (335,853)
-------------------------------------------------------------

-------------------------------------------------------------

(a) Each S&P 400 MIDCAP and S&P 500 contract. Contract represents $50,000 in notional par value. The total net notional amount and net market value for the futures contracts shown above are $4,100,000 and $11,415,500, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1996
----------------------------------------------------------------

Principal
Amount                                   Maturity          Value
(000)                            Rate      Date         (Note 2)
----------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--96.6%
U.S. TREASURY BONDS--25.4%
 $ 34,000   U.S. Treasury Bond   7.50 %  11/15/16   $ 34,823,480
    2,500   U.S. Treasury Bond   7.13     2/15/23      2,457,025
                                                    ------------
                                                      37,280,505
                                                    ------------
U.S. TREASURY NOTES--71.2%
   30,000   U.S. Treasury Note   6.88     2/28/97     30,182,700
   10,500   U.S. Treasury Note   6.50     4/30/97     10,549,245
   20,000   U.S. Treasury Note   5.50    11/15/98     19,634,400
   11,000   U.S. Treasury Note   5.63    11/30/00     10,571,990
   24,000   U.S. Treasury Note   5.75     8/15/03     22,541,280
   11,500   U.S. Treasury Note   6.50     8/15/05     11,163,970
                                                    ------------
                                                     104,643,585
----------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (cost $143,401,169)                               141,924,090
----------------------------------------------------------------

Principal
Amount                                                     Value
(000)                                                   (Note 2)
----------------------------------------------------------------
REPURCHASE AGREEMENT--2.1%
 $  3,118   Repurchase agreement, Lehman Brothers
            dated 8/30/96, 5.24%, due 9/3/96
            (Cost $3,118,222) (See Footnote A)      $  3,118,222
----------------------------------------------------------------
TOTAL INVESTMENTS--98.7% (cost $146,519,391)         145,042,312
OTHER ASSETS IN EXCESS OF LIABILITIES--1.3%            1,893,157
----------------------------------------------------------------
NET ASSETS--100.0%                                  $146,935,469
----------------------------------------------------------------

----------------------------------------------------------------

Footnote A
    Collateralized by $3,220,000 U.S. Treasury Note, 5.50%, due 4/15/00 with a value of $3,181,642.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1996

-----------------------------------------------------------------

Principal
Amount                                    Maturity      Value
(000)                            Rate       Date       (Note 2)
-----------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--97.5%
UNITED STATES TREASURY NOTES--97.5%
$31,000   United States
            Treasury Note         6.25%     2/15/03  $ 30,074,960
 16,000   United States
            Treasury Note         6.75      6/30/99    16,100,000
 36,000   United States
            Treasury Note         6.50      8/15/97    36,168,840
 11,000   United States
            Treasury Note         7.88     11/15/04    11,648,010
 58,000   United States
            Treasury Note         7.13      2/29/00    58,897,260
 24,000   United States
            Treasury Note         6.13      5/15/98    23,940,000
 13,500   United States
            Treasury Note         6.50      5/15/05    13,122,405
 11,000   United States
            Treasury Note         8.13      2/15/98    11,288,750
 25,000   United States
            Treasury Note         5.63     11/30/00    24,027,250
-----------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (cost $229,003,079)                                 225,267,475
-----------------------------------------------------------------

Principal
Amount                                                    Value
(000)                                                    (Note 2)
-----------------------------------------------------------------
REPURCHASE AGREEMENT--1.3%
$ 2,908   Repurchase agreement, Lehman Brothers,
            dated 8/30/96, 5.24%, due 9/3/96
            (cost $2,907,839) (See Footnote A)       $  2,907,839
-----------------------------------------------------------------
TOTAL INVESTMENTS--98.8% (cost $231,910,918)          228,175,314
OTHER ASSETS IN EXCESS OF LIABILITIES--1.2%             2,786,640
-----------------------------------------------------------------
NET ASSETS--100.0%                                   $230,961,954
-----------------------------------------------------------------

Footnote A
    Collateralized by $3,005,000 U.S. Treasury Note, 5.50%, due 4/15/00, with a market value of $2,969,203.


--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1996
--------------------------------------------------------------------------------

Principal                                                         Ratings
Amount                                                         (Moody's/S&P)                         Maturity           Value
(000)                                                            Unaudited          Rate               Date           (Note 2)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--95.6%
ARIZONA--2.7%
$2,000    Maricopa County, Scottsdale School District, G.O.       Aa/AA              5.00%               7/01/14    $   1,827,500
   400    Pima County University School District, Series D,
            G.O. (FGIC Insured)                                   Aaa/AAA            6.10                7/01/11          412,000
 2,000    Salt River Project, Agriculture Improvement &
            Power District Electric Systems Revenue, Series C       Aa/AA            6.25                1/01/19        2,057,500
   900    Tucson, Series 1984-G, G.O. (FGIC Insured)              Aaa/AAA            6.25                7/01/16          938,250
                                                                                                                       ----------
                                                                                                                        5,235,250
                                                                                                                       ----------
ARKANSAS--0.7%
 1,300    State Development Waste Systems Authority, Revenue
            Series A                                              Aa/NR              5.70               12/01/12        1,280,500
                                                                                                                       ----------
CALIFORNIA--7.9%
   400    California State, G.O.                                  A+/A1              9.10               11/01/01          477,000
   200    California State, G.O.                                  A+/A1              9.00                6/01/02          240,250
   500    California State, Series AM, G.O.                       A+/A1              9.00               10/01/02          605,625
   200    California State, Series-AQ, G.O.                       A+/A1              9.10               10/01/02          243,250
 1,000    California State, G.O.                                  A+/A1              7.10                9/01/02        1,113,750
   200    California State, Series AM, G.O.                       A+/A1              9.00               10/01/03          246,750
 1,000    California State, G.O.                                  A+/A1              7.00                8/01/04        1,123,750
   200    California State, Series AN, G.O.                       A+/A1              9.00                4/01/05          251,500
   200    California State, G.O.                                  A+/A1              7.20                4/01/05          227,750
   700    California State, G.O.                                  A+/A1              7.00                8/01/05          790,125
   400    California State, G.O.                                  A+/A1              7.10                3/01/07          454,500
   400    California State University Revenue, (FGIC
            Insured)                                              Aaa/AAA            6.00               11/01/10          413,500
   500    Long Beach Water Revenue                                Aa/AA              6.00                5/01/14          505,000
   200    Los Angeles, Water & Power Waterworks Revenue           Aa/AA              7.70                5/15/07          214,000
 1,000    Los Angeles Wastewater Systems Revenue, Series C,
            (MBIA Insured)                                        Aaa/AAA            5.50                6/01/14          958,750
   500    Los Angeles County, Metropolitan Transportation
            Authority Sales Tax Revenue Propodition A-Series
            A, (MBIA Insured)                                     Aaa/AAA            5.63                7/01/18          484,375
   400    Los Angeles County Sanitation District Authority
            Revenue Capital Project, Series A                     Aa/AA              5.38               10/01/13          378,000
 2,000    Metropolitan Water District Southern, Revenue
            Bonds, Series A (MBIA Insured)                        Aaa/AAA            5.75                7/01/15        1,992,500
   500    San Francisco Rapid Transit District Sales Tax
            Revenue (AMBAC Insured)                               Aaa/AAA            6.75                7/01/11          561,250
   700    San Francisco City & County Sewer Revenue, (AMBAC
            Insured)                                              Aaa/AAA            5.50               10/01/15          673,750
 2,595    San Francisco Apartments Commission, Revenue
            Series 98 (FGIC Insured)                              Aaa/AAA            5.25                5/01/13        2,462,006
   500    University Revenue, Project-Series C, (AMBAC
            Insured)                                              Aaa/AAA            5.25                9/01/16          460,625
                                                                                                                       ----------
                                                                                                                       14,878,006
                                                                                                                       ----------
COLORADO--1.4%
   200    Colorado Springs, Utilities Revenue, Series A           Aa/AA              6.50               11/15/15          215,250
 2,500    Douglas County, Sales & Use Tax, Revenue                Aaa/AAA            5.50               10/15/11        2,446,875
                                                                                                                       ----------
                                                                                                                        2,662,125
                                                                                                                       ----------

---------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

Principal                                                         Ratings
Amount                                                         (Moody's/S&P)                         Maturity           Value
(000)                                                            Unaudited          Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.5%
$1,000    State of Connecticut, G.O., Series A                    Aa-/AA             5.30%               5/15/10    $     978,750
                                                                                                                       ----------
FLORIDA--6.3%
 2,500    Broward County School District, G.O.                    Aa-/AA1            5.60                2/15/07        2,534,375
   500    Florida State Board of Education Cap Outlay, G.O.       Aa/AA              6.13                6/01/10          519,375
 1,000    Florida State Board of Education Cap Outlay, G.O.,
            Series A                                              Aa/AA              5.50                6/01/14          975,000
   700    Florida State Board of Education Cap Outlay, G.O.,
            Series D                                              Aa/AA              5.00                6/01/15          637,875
   200    Florida State Board of Education Cap Outlay, G.O.,
            Series A                                              Aa/AA              7.25                6/01/23          219,000
   300    Florida State Board of Education Public Education,
            G.O., Series B1                                       Aaa/AAA            7.88                6/01/19          324,375
   400    Jacksonville Electric Authority Revenue-St. Johns
            River Power Park Systems, Series 10                   Aa/AA1             5.50               10/01/13          388,500
 2,000    Jacksonville Electric Authority Revenue-St. Johns
            River Power Park Systems                              Aa/AA1             5.38               10/01/15        1,897,500
   600    Jacksonville Transportation, Series 1985                Aaa/AAA            9.00                1/01/04          648,750
 1,200    Orlando Utilities Common Water & Electric Revenue,
            Series D                                              Aa-/AA             6.75               10/01/17        1,369,500
   700    Orlando Utilities Common Water & Electric Revenue,
            Series A                                              Aa-/AA             5.50               10/01/12          682,500
 1,800    St. Lucie County, Pollution Control Revenue*            Aa-/AA3            3.75                1/01/26        1,800,000
                                                                                                                       ----------
                                                                                                                       11,996,750
                                                                                                                       ----------
GEORGIA--2.6%
 1,100    Atlanta, G.O.                                           Aa/AA              5.60               12/01/11        1,108,250
   800    De Kalb County, G.O.                                    Aa+/AA1            5.25                1/01/20          738,000
   200    Fulton County Water & Sewer Revenue, (FGIC
            Insured)                                              Aaa/AAA            6.38                1/01/14          215,000
   300    Municipal Electric Authority Revenue, Series V          A/A                6.50                1/01/12          320,250
 1,000    Municipal Electric Authority Revenue, Series V          A/A                6.60                1/01/18        1,073,750
 1,000    Municipal Electric Authority Revenue, Series B          A/A                6.25                1/01/12        1,042,500
   400    Henry County School District, G.O., (MBIA Insured)      Aaa/AAA            6.00                8/01/14          412,500
                                                                                                                       ----------
                                                                                                                        4,910,250
                                                                                                                       ----------
HAWAII--0.1%
   200    Hawaii State, Series BW, G.O.                           Aa/AA              6.25                3/01/12          213,250
                                                                                                                       ----------
ILLINOIS--6.3%
   400    Chicago, Series 1993, G.O., (FGIC Insured)              Aaa/AAA            5.38                1/01/13          384,000
   600    Chicago Metro Water-Capital Improvement, G.O.           Aa/AA              5.50               12/01/12          591,000
   400    Chicago Park District-Capital Improvement, G.O.,
            (FGIC Insured)                                        Aaa/AAA            6.05                1/01/03          407,500
 2,000    Cook County, G.O.                                       Aaa/AAA            5.90               11/15/16        1,980,000
   600    Du Page County, Ref. Jail Proj., G.O.                   Aaa/AAA            5.50                1/01/13          580,500
   600    Du Page County, Ref. Jail Proj., G.O.                   Aaa/AAA            5.60                1/01/21          579,750
   600    Du Page Water Commission, Water Revenue                 Aa/AA1             5.25                5/01/14          551,250
   200    Illinois State, G.O.                                    Aa-/A1             9.50               11/01/03          214,000
   400    Illinois State, G.O.                                    Aa-/NR             8.00               10/01/04          423,972
 2,340    Illinois State, G.O.                                    Aa-/A1             5.88                6/01/11        2,354,625
 2,000    Illinois State, G.O.                                    Aaa/AAA            6.00                2/01/16        2,030,000
   800    Illinois State, G.O.                                    Aa-/A1             5.50                8/01/18          756,000

---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

Principal                                                         Ratings
Amount                                                         (Moody's/S&P)                         Maturity           Value
(000)                                                            Unaudited          Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS (continued)
$  600    Illinois State, G.O.                                    Aa-/A1             5.80%               4/01/19    $     585,000
   700    Illinois State Sales Tax Revenue, Series S              Aaa/A1             5.25                6/15/18          629,125
                                                                                                                       ----------
                                                                                                                       12,066,722
                                                                                                                       ----------
KANSAS--1.5%
 2,000    Kansas State Department Transportation Highway
            Revenue, Series A                                     Aa/AA              6.00                9/01/07        2,115,000
   700    Kansas State Department Transportation Highway
            Revenue                                               Aa/AA              5.38                3/01/13          670,250
                                                                                                                       ----------
                                                                                                                        2,785,250
                                                                                                                       ----------
KENTUCKY--0.5%
 1,000    Kentucky State Turnpike Authority Economic
            Development Revenue                                   Aaa/AAA            5.63                7/01/15          980,000
                                                                                                                       ----------
LOUISIANA--0.2%
   400    Louisiana State, Series B, G.O.                         A-/AAA             8.00                5/01/03          418,092
                                                                                                                       ----------
MAINE--0.4%
   700    Turnpike Authority Revenue, (MBIA Insured)              Aaa/AAA            6.00                7/01/14          712,250
                                                                                                                       ----------
MASSACHUSETTS--4.5%
 2,500    Massachusetts, Series A, G.O. (MBIA Insured)            Aaa/AAA            5.75                2/01/13        2,503,125
 2,000    Massachusetts, Series B, G.O.                           Aaa/AAA            5.50                6/01/10        1,987,500
 3,675    Massachusetts Bay Transportation Authority,
            Revenue, Series A                                     A+/A1              5.75                3/01/18        3,592,313
   500    Massachusetts Water Reserve Authority, Series A,
            Revenue Bonds (MBIA Insured)                          Aaa/AAA            5.90                8/01/16          501,250
                                                                                                                       ----------
                                                                                                                        8,584,188
                                                                                                                       ----------
MICHIGAN--5.4%
 1,750    Byron Center Public Schools, G.O. (MBIA Insured)        Aaa/AAA            5.97                5/01/15        1,771,875
 1,000    Environmental Protection Project, G.O.                  Aa/AA              6.25               11/01/12        1,073,750
 1,400    Ferndale School District, G.O.                          Aaa/AAA            5.38                5/01/16        1,326,500
 1,010    Grand Rapids County College, G.O.                       Aaa/AAA            5.45                5/01/12          991,063
   300    Hudsonville Public Schools, Series B, G.O. (FGIC
            Insured)                                              Aaa/AAA            6.00                5/01/14          306,000
 1,250    Kalamazoo City School District, G.O.                    Aaa/AAA            5.65                5/01/14        1,243,750
 1,000    Lakeshore Public Schools, G.O.                          Aaa/AAA            5.75                5/01/15          986,250
 1,000    Michigan State Trunk Line, Revenue, Series A (FGIC
            Insured)                                              Aaa/AAA            5.63               11/15/14          972,500
 1,700    Oxford Community School District, G.O. (FGIC
            Insured)                                              Aaa/AAA            5.30                5/01/11        1,634,125
                                                                                                                       ----------
                                                                                                                       10,305,813
                                                                                                                       ----------
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

Principal                                                         Ratings
Amount                                                         (Moody's/S&P)                         Maturity           Value
(000)                                                            Unaudited          Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MISSOURI--14.3%
$  300    Board Public Building, State Office Building,
            Revenue, Special Obligation                           Aa/AA              6.40%              12/01/10    $     315,000
   400    Environmental Impt. & Energy Res. Auth. Water Poll
            Ct.-Revolving FD-Multipart, Series A                  NR/AA              6.45                7/01/08          433,000
   500    Environmental Impt. & Energy Res. Auth. Water Poll
            Ct.-Revolving FD-Springfield, Series A                NR/AA              7.00               10/01/10          548,750
   300    Environmental Impt. & Energy Res. Auth. Water Poll
            Ct.-Revolving FD-Multipart, Series A                  Aaa/AAA            6.88                6/01/14          325,125
   400    Environmental Impt. & Energy Res. Auth. Water Poll
            Ct.-Revolving FD-Multipart, Series A                  NR/AA              6.55                7/01/14          427,500
   200    Environmental Impt. & Energy Res. Auth. Water Poll
            Ct.-Revolving FD-Multipart, Series A                  NR/AA              6.05                7/01/15          201,750
 1,000    Environmental Impt. & Energy Res. Auth., Revolving
            FD, Kansas City, Series A                             NR/AA1             5.75                1/01/16          996,250
 1,100    Environmental Impt. & Energy Res. Auth. Env. Impt.
            Rev.-Union Electric Co. (AMBAC-TCRS Insured)          Aaa/AAA            7.40                5/01/20        1,197,625
   200    Environmental Impt. & Energy Res. Auth. Env. Impt.
            Rev.-Union Electric Co., Series A                     Aa-/A1             7.40                5/01/20          217,000
   200    Health & Educational Facs. Authority Rev.-Gen.
            Tuition-St. Louis University, (AMBAC Insured)         Aaa/AAA            6.50                8/01/16          214,000
   400    Health & Educational Facs. Authority Rev.-St.
            Louis University, Series A, (AMBAC Insured)           Aaa/AAA            7.75                6/01/07          417,012
 1,500    Health & Educational Facs. Authority Health Facs.
            Rev.-Barnes Hospital                                  Aaa/NR             7.13               12/15/09        1,672,500
   400    Health & Educational Facs. Authority Health Facs.
            Rev.-Children's Mercy Hosp. Proj. (MBIA Insured)      Aaa/AAA            5.63                5/15/12          391,000
   500    Health & Educational Facs. Authority Health Facs.
            Rev.-Deaconess Health Services Corp., (FGIC
            Insured)                                              Aaa/AAA            6.75                4/01/15          514,425
   500    Health & Educational Facs. Authority Health Facs.
            Rev.-Deaconess Health Services Corp., (FGIC
            Insured)                                              Aaa/AAA            6.75                4/01/07          513,625
   200    Health & Educational Facs. Authority Health Facs.
            Rev.-SSM Hlth. Care Proj., Series B, (MBIA
            Insured)                                              Aaa/AAA            7.00                6/01/15          213,000
   290    Health & Educational Facs. Authority Health Facs.
            Rev.-Jewish Hosp. St. Louis, (FGIC Insured)           Aaa/AAA            7.25                7/01/15          298,947
   500    Health & Educational Facs. Authority Health Facs.
            Rev.-Sisters Of Mercy Health, Series A                Aa/AA              6.25                6/01/15          520,000
   900    Health & Educational Facs. Authority Health Facs.
            Rev.-SSM Health Care Proj., (BIGI Insured)            Aaa/AAA            7.75                6/01/16          972,000
   700    Health & Educational Facs. Authority Health Facs.
            Rev.-St. Louis University, (AMBAC Insured)            Aaa/AAA            5.00               10/01/10          659,750
 1,000    Health & Educational Facs. Authority Health Facs.
            Rev.-St. Louis University, (AMBAC Insured)            Aaa/AAA            5.13               10/01/16          915,000
   900    Health & Educational Facs. Authority Health Facs.
            Rev.-St. Lukes Episcopl-Presby., (FGIC Insured)       Aaa/AAA            6.88               12/01/07          932,625
   200    Health & Educational Facs. Authority Health Facs.
            Rev.-St. Lukes Episcopal Hosp., (FGIC Insured)        Aaa/AAA            6.80               12/01/03          214,500
 1,000    Independence School District, G.O.                      NR/A               6.25                3/01/11        1,061,250

---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

Principal                                                         Ratings
Amount                                                         (Moody's/S&P)                         Maturity           Value
(000)                                                            Unaudited          Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MISSOURI (continued)
$  200    Jackson County Ind. Dev. Authority Health Care
            Corp. Rev.- St. Joseph Health Center Proj. (BIG
            Insured)                                              Aaa/AAA            8.25%               7/01/07    $     210,964
   300    Jefferson City School District, G.O., Series A          NR/AA              6.70                3/01/11          335,625
   400    Kansas City Apartment Revenue, Series B, (MBIA
            Insured)                                              Aaa/AAA            7.20                9/01/08          437,000
   500    Kansas City Apartment Revenue, Series B, (MBIA
            Insured)                                              Aaa/AAA            7.20                9/01/09          546,250
   400    Kansas City, G.O.                                       Aa/AA              5.75               10/01/07          408,000
   400    Kansas City, G.O.                                       Aa/AA              5.75               10/01/11          402,000
 1,000    Kansas City-Var. Purpose, G.O.                          Aa/AA              6.00                3/01/08        1,023,750
   400    Mehlville School District 09, G.O., (MBIA Insured)      Aaa/AAA            6.00                2/15/13          411,000
 1,625    Missouri State Water Pollution Control, G.O.,
            Series A                                              Aaa/AAA            5.60                4/01/15        1,610,781
 1,750    Missouri State Housing Development Commission,
            Revenue,
            Series A, (GNMA/FHA/VA)**                             Aaa/NR             6.10                9/01/14        1,758,750
   400    Ritenour Cons. School District, Series A, G.O.,
            (FGIC Insured)                                        Aaa/AAA            6.00                2/01/10          408,500
   400    Rolla School District No. 31, G.O.                      A/A                6.38                3/01/14          417,500
   400    Springfield School District No. R-12, Series A,
            G.O., (MBIA Insured)                                  Aaa/AAA            5.25                3/01/11          381,500
   800    Springfield Waterworks Revenue, Series A                A+/AA              5.50                5/01/19          766,000
   500    St. Louis County Pattonville R-3 School District, G.O.,
            (FGIC Insured)                                        Aaa/AAA            6.25                2/01/10          535,000
   200    St. Louis County Parkway School, Series A, G.O.         NR/AA              6.00                7/01/10          206,500
   500    St. Louis County-Refunding & Improvement,
            Series B, G.O.                                        NR/AA1             5.40                2/01/10          493,125
   200    St. Louis Industrial Development
            Authority-Anheuser-Busch Co. Project                  Aa-/A1             6.65                5/01/16          216,250
   500    University City School District, G.O., (MBIA
            Insured)                                              Aaa/AAA            6.20                2/15/14          521,250
   800    University of Missouri, Revenue, Hospital &
            Clinics Improvement                                   Aaa/AAA            7.38               11/01/10          897,000
   500    University of Missouri, Revenue, Ref. &
            Impt.-Systems Facs.                                   Aa+/AA             5.38               11/01/13          476,250
   400    University of Missouri, Revenue, Series A, (AMBAC
            Insured)                                              Aaa/AAA            6.50               11/01/11          428,500
   200    University of Missouri, Revenue, Series B, (AMBAC
            Insured)                                              Aaa/AAA            6.50               11/01/11          214,250
                                                                                                                       ----------
                                                                                                                       27,277,379
                                                                                                                       ----------
NEBRASKA--0.8%
   800    Public Power District Revenue, Power Supply
            Systems                                               A+/A1              6.13                1/01/15          808,000
   400    Public Power District Revenue, Power Supply
            Systems                                               A+/A1              5.75                1/01/20          387,000
   400    Omaha Public Power District Electric Revenue,
            Series B                                              Aa/AA              6.20                2/01/17          424,500
                                                                                                                       ----------
                                                                                                                        1,619,500
                                                                                                                       ----------
NEVADA--2.2%
 1,400    Clark County-Ref. & Impt. Transportation, Series
            A, G.O.,
            (MBIA Insured)                                        Aaa/AAA            6.00                6/01/12        1,447,250
 1,000    Las Vegas-Clark County Library District, G.O.,
            (FGIC Insured)                                        Aaa/AAA            6.00                2/01/12        1,027,500
   800    Nevada State, Municipal Bond Bank Project No. 42,
            G.O.                                                  Aa/AA              5.88                9/01/12          808,000
 1,000    Nevada State, Municipal Bank, Series A, G.O.            Aa/AA              5.50               11/01/17          947,500
                                                                                                                       ----------
                                                                                                                        4,230,250
                                                                                                                       ----------
NEW JERSEY--0.3%
   500    New Jersey State, Series B, G.O.                        Aa+/AA1            6.25                1/15/05          542,500
                                                                                                                       ----------

----------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

Principal                                                         Ratings
Amount                                                         (Moody's/S&P)                         Maturity           Value
(000)                                                            Unaudited          Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.3%
$  400    New Mexico State University Revenue, Refunding &
            Improvement                                           Aa/A1              5.75%               4/01/16    $     401,500
   200    Santa Fe Revenue (AMBAC Insured)                        Aaa/AAA            6.25                6/01/15          215,500
                                                                                                                       ----------
                                                                                                                          617,000
                                                                                                                       ----------
NEW YORK--3.7%
 2,000    Municipal Assistance Corp. for New York                 A+/AA              5.20                7/01/08        1,972,500
 2,000    New York Energy Authority, Revenue                      A+/A1              6.10                8/15/00        1,995,000
 3,000    New York State Assistance Corp. Revenue, Series A       A/A                6.00                4/01/16        3,030,000
                                                                                                                       ----------
                                                                                                                        6,997,500
                                                                                                                       ----------
NORTH CAROLINA--1.6%
 2,000    Eastern Municipal Power, Series A, (FGIC Insured)       Aaa/AAA            6.20                1/01/12        2,065,000
 1,000    Municipal Power Agency, Catawba Electric Revenue,
            (MBIA Insured)                                        Aaa/AAA            6.00                1/01/10        1,045,000
                                                                                                                       ----------
                                                                                                                        3,110,000
                                                                                                                       ----------
OHIO--0.4%
   700    Lakota Local School District, G.O., (AMBAC
            Insured)                                              Aaa/AAA            6.25               12/01/14          730,625
                                                                                                                       ----------
OREGON--2.9%
 2,000    Chemetka Community College District, G.O. (FGIC
            Insured)                                              Aaa/AAA            5.80                6/01/12        2,017,500
   200    Oregon State, G.O.                                      Aa/AA              8.75               10/01/97          210,058
   200    Oregon State, G.O.                                      Aa/AA             11.00               12/01/99          239,000
 2,900    Portland Sewer Systems Revenue, Series A                A+/A1              6.25                6/01/15        3,001,500
                                                                                                                       ----------
                                                                                                                        5,468,058
                                                                                                                       ----------
PENNSYLVANIA--0.2%
   500    Pennsylvania State Higher Education, Revenue
            Series J,
            (AMBAC Insured)                                       Aaa/AAA            5.63                6/15/19          478,125
                                                                                                                       ----------
RHODE ISLAND--1.5%
 2,845    State of Rhode Island, G.O., Series A (MBIA
            Insured)                                              Aaa/AAA            5.60                8/01/10        2,841,444
                                                                                                                       ----------
SOUTH CAROLINA--0.6%
 1,000    Piedmont Municipal Power Agency, Electric Revenue,
            Series A, (FGIC Insured)                              Aaa/AAA            6.50                1/01/16        1,082,500
                                                                                                                       ----------
TENNESSEE--0.5%
 1,000    Memphis, G.O.                                           Aa/AA              5.20               11/01/10          958,750
                                                                                                                       ----------
TEXAS--9.9%
   700    Austin Utility Systems Revenue, Series A                Aaa/AAA            8.00               11/15/16          792,750
   500    Austin Utility Systems Revenue, Combined, Series A      Aaa/AAA            9.50                5/15/15          580,000
   400    Austin Utility Systems Revenue, Combined, (BIG
            Insured)                                              Aaa/AAA            8.63               11/15/12          473,000
 1,000    Austin Utility Systems Revenue                          Aaa/AAA            7.30                5/15/17        1,115,000
    10    Austin Water Sewer & Electric Refunding Revenue         A-/A              14.00               11/15/01           12,888

---------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

Principal                                                         Ratings
Amount                                                         (Moody's/S&P)                         Maturity           Value
(000)                                                            Unaudited          Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
TEXAS (continued)
$  385    Austin Water Sewer & Electric Refunding Revenue         A-/A              14.00%              11/15/01    $     498,575
 3,610    Bexar Metropolitan Water District Waterworks,
            Revenue
            (MBIA Insured)                                        Aaa/AAA            6.00                5/01/15        3,668,662
 2,575    Carrollton Farmers Branch School District, G.O.,
            (PSFG Insured)                                        Aaa/AAA            5.70                2/15/17        2,539,594
   400    Cypress-Fairbanks Indpt. School District, G.O.,
            (PSFG Insured)                                        Aaa/AAA            5.75                2/01/08          407,000
 1,275    Cypress-Fairbanks Indpt. School District, G.O.,
            (PSFG Insured)                                        Aaa/AAA            5.75                2/15/16        1,271,812
 1,000    Dallas School District, G.O., (PSFG Insured)            Aaa/AAA            5.70                8/15/12        1,002,500
 1,075    Denton Utility System, Revenue                          Aaa/AAA            5.70               12/01/10        1,069,625
   200    Harris County, G.O.                                     Aa/AAA             7.80                1/01/03          230,250
   700    Harris County Toll Rd - Sub Lien Revenue, G.O.          Aa/AA              6.75                8/01/14          751,625
   500    Houston Water Systems Revenue, Prior Lien               Aaa/AAA            7.40               12/01/17          530,000
 1,000    San Antonio Electric & Gas, Revenue (MBIA Insured)      Aaa/AAA            5.38                2/01/16          948,750
 2,000    San Antonio Electric & Gas, Revenue (MBIA Insured)      Aaa/AAA            5.38                2/01/18        1,870,000
 1,100    San Antonio Water Revenue, (MBIA Insured)               Aaa/AAA            6.50                5/15/10        1,179,750
                                                                                                                       ----------
                                                                                                                       18,941,781
                                                                                                                       ----------
UTAH--2.2%
   500    Intermountain Power Agency, Power Supply Revenue,
            Series B                                              Aa-/AA             5.25                7/01/17          454,375
   800    Intermountain Power Agency Power Supply Revenue,
            Series A                                              Aa-/AA             5.50                7/01/20          743,000
 2,000    Intermountain Power Agency, Power Supply Revenue,
            Series A                                              Aa-/AA             5.00                7/01/16        1,775,000
 1,300    Salt Lake City Water & Sewer, Revenue (AMBAC
            Insured)                                              Aaa/AAA            6.10                2/01/14        1,326,000
                                                                                                                       ----------
                                                                                                                        4,298,375
                                                                                                                       ----------
WASHINGTON--12.2%
 2,480    Clark County Sewer, Revenue                             Aaa/AAA            5.80               12/01/11        2,492,400
   900    King & Snohomish Counties School District No. 417
            Northshore, G.O., (MBIA Insured)                      Aaa/AAA            6.30                6/01/13          928,125
 1,035    King County Library Systems, G.O.                       Aa-/AA             6.15               12/01/10        1,084,162
 2,000    King County School District #415, G.O.                  Aaa/AAA            5.80                6/01/13        2,005,000
 2,000    Seattle, G.O., Series A                                 Aa+/AA1            5.63                1/15/10        1,990,000
   300    Seattle Metropolitan Municipality, G.O.                 A+/AA              5.65                1/01/20          288,375
 2,000    Seattle Metropolitan Municipal Sewer Revenue,
            Series X (FGIC Insured)                               Aaa/AAA            5.50                1/01/16        1,897,500
 2,000    Seattle Municipal Light & Power, Revenue                Aa/AA              6.63                7/01/16        2,107,500
   500    Seattle Municipal Light & Power Revenue, Series B       Aa/AA              5.75                8/01/08          505,625
 1,400    Seattle Water Systems, Revenue                          Aa/AA              5.50                6/01/18        1,323,000
   500    Tacoma Electric Systems Revenue, Series B, (AMBAC
            Insured)                                              Aaa/AAA            5.90                1/01/05          520,000
   500    Washington State, G.O.                                  Aaa/AAA            8.90               10/01/03          525,330
   200    Washington State, G.O., Ref-Series 86D**                Aaa/AAA            8.00                9/01/05          200,000
   200    Washington State-Motor Vehicle Fuel Tax, Series E,
            G.O.**                                                Aaa/AAA            8.00                9/01/05          200,000
   300    Washington State, G.O.                                  Aaa/AAA            7.75               12/01/07          322,500
 5,000    Washington State, G.O., Series A                        Aa/AA              6.75                2/01/15        5,581,250
   300    Washington State, G.O., Series A & AT-6                 Aa/AA              6.25                2/01/11          318,375
   200    Public Power Supply Systems Nuclear Project #1,
            Revenue                                               Aaa/AAA           14.38                7/01/01          250,500
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

Principal                                                         Ratings
Amount                                                         (Moody's/S&P)                         Maturity           Value
(000)                                                            Unaudited          Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
WASHINGTON (continued)
$  400    Public Power Supply Systems Nuclear Project #2,
            Revenue, Series A                                     Aa-/AA1            7.25%               7/01/06    $     450,000
   300    Public Power Supply Systems Nuclear Project #1,
            Revenue, Series B                                      Aa-/AA1            7.25               7/01/09          337,875
                                                                                                                       ----------
                                                                                                                       23,327,517
                                                                                                                       ----------
WEST VIRGINIA--0.5%
 1,000    University Revenue, (AMBAC Insured)                     Aaa/AAA            5.75                4/01/16          983,750
                                                                                                                       ----------
WISCONSIN--0.5%
 1,000    Wisconsin State, Series 1, G.O.                         Aa/AA              5.80               11/01/08        1,033,750
                                                                                                                       ----------
                   TOTAL MUNICIPAL BONDS (cost $174,946,457)                                                          182,546,000
Shares
(000)
---------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET MUTUAL FUND--3.2%
 6,170    Federated Tax Exempt Obligation Fund (Cost $6,170,068)                                                        6,170,068
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.8% (cost $181,116,525)                                                                          188,716,068
OTHER ASSETS IN EXCESS OF LIABILITIES--1.2%                                                                             2,236,576
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                                  $ 190,952,644
---------------------------------------------------------------------------------------------------------------------------------
AMBAC   --  AMBAC Indemnity Corporation
BIG     --  Bond Investors Guaranty
FGIC    --  Financial Guaranty Insurance Corporation
FHA     --  Federal Housing Administration
GNMA    --  Government National Mortgage Association
G.O.    --  General Obligation
MBIA    --  Municipal Bond Insurance Association
VA      --  Veterans Administration

 * Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at August 31, 1996.

** Indicates bonds called or portions of bonds called subsequent to year-end.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1996

--------------------------------------------------------------------------------

                                                                      Moody's/S&P
Principal                                                               Ratings                        Maturity           Value
Amount                                                                 Unaudited        Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--98.5%
ARIZONA--5.7%
$2,000,000    Arizona State Transportation Board, Excise Tax
                Revenue (AMBAC Insured)                                 Aa/AAA           5.50 %           7/01/02    $  2,065,000
   300,000    Flagstaff, Series 1991A (FGIC Insured)                    Aaa/AAA          8.50             7/01/98         322,125
 1,100,000    Glendale G.O. Refunding Bonds (FGIC Insured)              Aaa/AAA          4.95             7/01/01       1,113,750
   300,000    Maricopa County High School District 210, G.O.
                Refunding Bonds, Series D                               Aa/AA            6.70             7/01/03         325,875
   300,000    Maricopa County School District 48, G.O. Refunding
                Bonds, Series 1991                                      Aa/AA            6.00             7/01/00         310,125
 3,000,000    Mesa G.O. Refunding Bonds (FGIC Insured)                  Aaa/AAA          5.35             7/01/00       3,082,500
   900,000    Mesa G.O. Refunding Bonds (MBIA Insured)                  Aaa/AAA          5.00             7/01/03         905,625
   900,000    Phoenix G.O. Refunding Bonds                              Aa+/AA1          5.40             7/01/97         911,538
   300,000    Pima County G.O.                                          NR               7.10             7/01/99         313,683
   900,000    Pima County G.O. Refunding Bonds                          A+/AA            5.35             7/01/00         922,500
   400,000    Pima County School District No. 1, G.O., Refunding
                Bonds, Preref 7/01/01 @ 101 (MBIA Insured)              Aaa/AAA          6.70             7/01/04         438,000
   600,000    Salt River Project, Agriculture Impt. & Power
                District Revenue Bonds, Series D                        Aa/AA            5.10             1/01/99         609,000
   800,000    Salt River Project, Agriculture Revenue Refunding
                Bonds,
                Series C                                                Aa/AA            4.30             1/01/02         777,000
   400,000    Tempe, Series 1992                                        Aa+/AA           5.60             7/01/00         414,500
                                                                                                                      -----------
                                                                                                                       12,511,221
                                                                                                                      -----------
CALIFORNIA--4.6%
   300,000    California State, G.O.                                    A+/A1            5.70            10/01/00         311,625
   400,000    California State, G.O.                                    A+/A1            7.00             8/01/04         449,500
 2,000,000    California State, Public Improvements, G.O.               A+/A1            5.25             3/01/00       2,040,000
 1,100,000    California State, School & Public Improvements, G.O.      A+/A1            4.80             3/01/00       1,105,500
   900,000    Contra Costa Water District Revenue Bonds, Series G
                (MBIA Insured)                                          Aaa/AAA          5.40            10/01/03         924,750
   900,000    Los Angeles G.O. Bonds, Series A (MBIA Insured)           Aaa/AAA          5.40             9/01/03         924,750
 1,100,000    Metropolitan Water District Southern Revenue Bonds,
                Series 1992                                             Aa/AA            4.85             7/01/99       1,111,000
 1,400,000    Metropolitan Water District Southern Revenue Bonds,
                Series B                                                Aaa/AAA          4.10             7/01/02       1,356,250
   700,000    Riverside Sewer Revenue Refunding Bonds (FGIC
                Insured)                                                Aaa/AAA          4.80             8/01/01         701,750
   600,000    San Diego Open Space Park Facilities, District No. 1,
                G.O. Refunding Bonds                                    Aa+/AAA          5.13             1/01/00         613,500
   600,000    University of California, Multiple Purpose
                Projects--C, Revenue Refunding Bonds (AMBAC
                Insured)                                                Aaa/AAA          4.80             9/01/04         591,000
                                                                                                                      -----------
                                                                                                                       10,129,625
                                                                                                                      -----------
COLORADO--3.0%
   300,000    Colorado Springs Utility Authority, Revenue, Series A     Aa/AA            6.63            11/15/04         325,125
   300,000    Denver City & County, G.O. Bonds                          Aa/AA            6.38             8/01/03         322,125
   300,000    Denver City & County, G.O. Bonds                          Aa/AA            6.50             8/01/04         322,500
   400,000    Denver City & County, Various Purpose G.O. Bonds,
                Series A                                                Aa/AA            5.50             8/01/99         409,500
 1,195,000    La Plata County School District, #9R Durango, G.O.
                (MBIA Insured)                                          Aaa/AAA          5.00            11/01/02       1,206,950

---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

                                                                      Moody's/S&P
Principal                                                               Ratings                        Maturity           Value
Amount                                                                 Unaudited        Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
COLORADO(continued)
$1,500,000    Northglenn, G.O. Bonds**                                  Aaa/AAA          5.25 %          12/01/03    $  1,541,250
 1,500,000    Northglenn, G.O. Bonds**                                  Aaa/AAA          5.25            12/01/04       1,535,625
   900,000    Platte River Power Authority, Revenue, Series CC          A+/AA            4.63             6/01/00         897,750
                                                                                                                      -----------
                                                                                                                        6,560,825
                                                                                                                      -----------
CONNECTICUT--2.2%
   600,000    Connecticut State G.O., Refunding Bonds, Series B         Aa-/AA           5.65            11/15/98         618,000
   300,000    Connecticut State G.O., Series A                          NR/AA            6.60             3/01/04         324,750
   700,000    Connecticut State Public Improvements, G.O. Bonds,
                Series D                                                Aa-/AA           4.60             8/01/00         700,875
 1,000,000    Connecticut State Public Improvements, G.O. Refunding
                Bonds, Series B                                         Aa-/AA           4.80             3/15/01       1,005,000
 2,000,000    Connecticut State Special Unemployment Compensation,
                Revenue Series A                                        Aaa/AAA          5.50            11/15/00       2,067,500
                                                                                                                      -----------
                                                                                                                        4,716,125
                                                                                                                      -----------
DELAWARE--0.4%
   800,000    Delaware State School Improvements, G.O. Bonds,
                Series A                                                Aa+/AA1          4.60             3/01/00         801,000
                                                                                                                      -----------
DISTRICT OF COLUMBIA--0.5%
 1,100,000    District of Columbia G.O. Bonds, Series A (AMBAC
                Insured)                                                Aaa/AAA          7.00             6/01/98       1,144,000
                                                                                                                      -----------
FLORIDA--2.3%
 1,000,000    Broward County School Dist., G.O. Refunding Bonds         Aa-/A1           5.10             2/15/02       1,008,750
   500,000    Florida State Board of Education Capital Outlay, G.O.
                Refunding Bonds, Series 1992A                           Aa/AA            5.70             6/01/03         525,000
 1,500,000    Jacksonville Electric Authority, St. Johns River,
                Revenue Refunding Bonds, Series 10                      Aa/AA1           4.60            10/01/00       1,507,500
   300,000    Jacksonville Electric Authority, St. Johns River,
                Special Obligation Bonds                                Aa/AA1           6.40            10/01/00         321,375
 1,000,000    Orlando Utility Commission, Water & Electric Revenue
                Refunding Bonds                                         Aa/AA1           5.20            10/01/00       1,026,250
   600,000    Tampa Guaranteed Entitlement Revenue Refunding Bonds
                (AMBAC Insured)                                         Aaa/AAA          6.50            10/01/99         635,250
                                                                                                                      -----------
                                                                                                                        5,024,125
                                                                                                                      -----------
GEORGIA--1.6%
   300,000    Georgia Municipal Electric Authority, Power Revenue
                Ref. Bonds, Series Q                                    A/A              7.40             1/01/98         310,500
   300,000    Georgia Municipal Electric Authority, Power Revenue
                Ref. Bonds, Series U                                    A/A              6.80             1/01/03         323,625
   300,000    Georgia State, G.O.                                       Aa+/AAA          7.00             1/01/00         328,500
   200,000    Georgia State Public Improvements, G.O., Series C         Aa+/AAA          6.50             4/01/04         220,500
   700,000    Gwinnett County G.O. Refunding Bonds, Series 1992         Aa+/AA1          4.88             1/01/99         707,000
 1,615,000    Gwinnett County School District, G.O., Series A           Aa+/AA1          5.10             2/01/01       1,647,300
                                                                                                                      -----------
                                                                                                                        3,537,425
                                                                                                                      -----------

---------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

                                                                      Moody's/S&P
Principal                                                               Ratings                        Maturity             Value
  Amount                                                               Unaudited        Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
HAWAII--5.0%
$  700,000    Hawaii County, Series 1993A (FGIC Insured)                Aaa/AAA          4.80 %           5/01/00    $    703,500
   600,000    Hawaii State, G.O. Refunding Bonds, Series 1992BW         Aa/AA            5.50             3/01/99         614,250
   900,000    Hawaii State, G.O. Refunding Bonds, Series CC             Aa/AA            4.60             2/01/00         900,000
 1,000,000    Hawaii State, G.O. School & Public Improvements,
                Series BU                                               Aa/AA            5.85            11/01/01       1,052,500
   300,000    Hawaii State, G.O., Series BZ                             Aa/AA            5.40            10/01/01         309,375
 2,000,000    Hawaii State, G.O., Series CJ                             Aa/AA            5.63             1/01/02       2,077,500
 2,000,000    Hawaii State, G.O.                                        Aa/AA            5.00             3/01/03       2,010,000
   600,000    Honolulu City & County, G.O. Refunding Bonds, Series B    Aa/AA            4.60            10/01/99         600,750
   900,000    Honolulu City & County, G.O. Refunding Bonds,
                Series 1992 One                                         Aa/AA            5.38             6/01/99         919,125
   500,000    Honolulu City & County, Public Improvements, Series
                1994A                                                   Aa/AA            5.00             4/01/99         505,625
 1,300,000    Honolulu City & County, Public Improvements, G.O.
                Series A                                                Aa/AA            5.25             1/01/01       1,324,375
                                                                                                                      -----------
                                                                                                                       11,017,000
                                                                                                                      -----------
ILLINOIS--6.3%
 2,165,000    Chicago Metropolitan Water Reclamation District, G.O.     Aa/AA            5.75            12/01/01       2,262,425
 1,100,000    Chicago Metropolitan Capital Improvement, G.O.            Aa/AA            5.00            12/01/02       1,108,250
   600,000    Chicago Water Revenue Refunding Bonds (AMBAC Insured)     Aaa/AAA          5.60            11/01/04         616,500
 1,500,000    Cook County, G.O.                                         Aaa/AAA          5.10            11/12/03       1,503,750
   100,000    Du Page County Jail Project, G.O. Revenue Bonds           Aaa/AAA          9.00             1/01/00         113,000
   300,000    Du Page County Stormwater Project, G.O. Revenue Bonds     Aaa/AAA          9.00             1/01/00         339,000
   900,000    Du Page Water Commission Revenue Refunding Bonds          Aa/AA1           5.00             5/01/02         910,125
 1,100,000    Illinois State G.O. Bonds                                 Aa-/A1           5.50             8/01/03       1,127,500
 1,450,000    Illinois State G.O. Bonds                                 Aa-/AA1          5.00             6/01/02       1,451,813
 1,900,000    Illinois State, G.O. Sales Tax Revenue Bonds, Series
                Q                                                       Aaa/A1           5.30             6/15/00       1,928,500
 1,300,000    Illinois State Toll Hwy. Priority Revenue Refunding ,
                Series A                                                A/A1             4.50             1/01/00       1,287,000
   600,000    Northwest Subn. Mun. Water Agy. Revenue Refunding
                Bonds (MBIA Insured)                                    Aaa/AAA          5.40             5/01/99         612,000
   500,000    Waukegan G.O. Refunding Bonds (FGIC Insured)              Aaa/AAA          5.40             1/01/00         510,625
                                                                                                                      -----------
                                                                                                                       13,770,488
                                                                                                                      -----------
INDIANA--0.4%
   900,000    Indiana Municipal Power Supply System Revenue
                Refunding Bonds, Series B (MBIA Insured)                Aaa/AAA          5.38             1/01/03         915,750
                                                                                                                      -----------
KANSAS--0.2%
   100,000    Johnson County Uni. School District No. 229, G.O.
                Refunding Bonds (FGIC Insured)                          Aaa/AAA          7.10             3/01/99         102,642
   300,000    Kansas State Department of Transportation Highway
                Revenue Bonds, Series A                                 Aa/AA            4.10             9/01/00         291,000
                                                                                                                      -----------
                                                                                                                          393,642
                                                                                                                      -----------
KENTUCKY--0.3%
   700,000    Kentucky State Turnpike Authority Economic
                Development Revitalization Project, (AMBAC Insured)     Aaa/AAA          4.90             7/01/00         706,125
                                                                                                                      -----------
LOUISIANA--0.5%
   300,000    Louisiana State, G.O. Refunding Bonds, Series A           A-/BAA1          6.60             8/01/97         305,487
   700,000    Louisiana St., Series A (MBIA Insured)                    Aaa/AAA          6.70             8/01/98         728,259
                                                                                                                      -----------
                                                                                                                        1,033,746
                                                                                                                      -----------
---------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996
--------------------------------------------------------------------------------

                                                                      Moody's/S&P
Principal                                                               Ratings                        Maturity             Value
  Amount                                                               Unaudited        Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MAINE--0.5%
$1,000,000    Maine Municipal Bond Bank, Series E                       Aaa/AAA          5.25 %          11/01/04    $  1,016,250
                                                                                                                      -----------
MARYLAND--0.3%
   600,000    Anne Arundel County Cons. General Improvement, G.O.       Aa+/AA           4.40             2/01/00         595,500
                                                                                                                      -----------
MASSACHUSETTS--2.2%
 1,000,000    Massachusetts State G.O., Refunding, Series B             A+/A1            5.00            11/01/01       1,012,500
   300,000    Massachusetts State G.O., Series B                        A+/A1            7.25             4/01/99         319,125
   300,000    Massachusetts State G.O., Series C                        A+/A1            7.00            12/01/97         310,875
   400,000    Massachusetts State G.O., Series D                        A+/A1            6.38             7/01/00         424,500
 1,260,000    Massachusetts State G.O., Series D                        Aaa/AAA          5.13            11/01/01       1,283,625
 1,500,000    Massachusetts State Turnpike Authority, Series A          A+/A1            5.00             6/01/99       1,522,500
                                                                                                                      -----------
                                                                                                                        4,873,125
                                                                                                                      -----------
MICHIGAN--1.0%
   900,000    Michigan State Recreation Program, G.O., Series 1992      Aa/AA            5.50            11/01/99         925,875
   600,000    Michigan State Trunk Line, Series 1994A                   Aa-/A1           5.25            11/15/00         609,000
   600,000    University of Michigan, University Revenue Refunding,
                Student Fee                                             Aa+/AA1          4.60             4/01/99         602,250
                                                                                                                      -----------
                                                                                                                        2,137,125
                                                                                                                      -----------
MINNESOTA--1.5%
   900,000    Metropolitan Council, G.O., Minneapolis-St. Paul,
                Series A                                                Aaa/AAA          5.00            12/01/04         897,750
   300,000    Minnesota State, Various Purpose G.O. Bonds               Aa+/AAA          6.40             8/01/99         316,500
   900,000    Minnesota State, G.O. Refunding Bonds                     Aa+/AAA          4.88             8/01/00         913,500
   300,000    Ramsey County, G.O., Refunding Capital Improvement,
                Series C                                                Aa+/AAA          5.15            12/01/00         307,500
   900,000    St. Paul Sewer Revenue Refunding Bonds (AMBAC
                Insured)                                                Aaa/AAA          5.10            12/01/01         905,625
                                                                                                                      -----------
                                                                                                                        3,340,875
                                                                                                                      -----------
MISSOURI--13.7%
   300,000    Clay County Public School District 53, G.O. Series B
                (MBIA Insured)                                          Aaa/AAA          5.00             3/01/03         301,125
   400,000    Columbia G.O., Refunding                                  Aa/AA            5.20            10/01/00         410,000
   100,000    Independence School District G.O. Bonds                   NR/A             6.10             3/01/01         105,500
   300,000    Kansas City Airport Revenue Bonds                         A/A              7.40             9/01/98         315,951
 1,000,000    Kansas City Municipal Assistance Revenue Bonds            Aaa/AAA          4.80             4/15/03         991,250
   200,000    Kansas City Public Safety G.O. Bonds                      Aa/AA            6.20             9/01/97         200,012
 1,300,000    Kansas City School District Building, Leasehold
                Revenue Series A, Prerefunded 2/1/98 @ 102 (FGIC
                Insured)                                                Aaa/AAA          7.90             2/01/08       1,392,625
   300,000    Kansas City Various Purpose G.O. Bonds                    Aa/AA            6.30             3/01/03         315,750
   300,000    Kansas City Various Purpose G.O. Bonds                    Aa/AA            6.40             3/01/04         315,750
   600,000    Kansas City Various Purpose G.O. Bonds                    Aa/AA            6.00             3/01/07         616,500
   200,000    Kansas City Water Revenue Bonds, Series B (AMBAC
                Insured)                                                Aa/AA            6.60            12/01/02         207,000
   300,000    Mehlville School District No. 9, G.O. (MBIA Insured)      Aaa/AAA          5.00             2/15/00         303,375
   200,000    Missouri State Environmental Improvement & Energy
                Authority, Water Pollution Control Revenue Bonds,
                Series A                                                NR/AA            5.40             7/01/97         202,570
 1,000,000    Missouri State Environmental Bonds                        Aa/A1            5.50            12/01/05       1,025,000
   600,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Barnes-Jewish, Series A             Aa/AA            5.90             5/15/04         629,250
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

                                                                      Moody's/S&P
Principal                                                               Ratings                        Maturity             Value
  Amount                                                               Unaudited        Rate             Date            (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI(continued)
$1,200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Barnes-Jewish, Series A             Aa/AA            4.00 %           5/15/98    $  1,192,500
   200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Barnes Hospital                     Aaa/NR           6.55            12/15/97         206,500
   200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Barnes Hospital                     Aaa/NR           6.65            12/15/98         211,000
   200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Barnes Hospital                     Aaa/NR           6.75            12/15/99         214,000
   300,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding & Improvement,
                Christian Health, A (FGIC Insured)                      Aaa/AAA          6.40             2/15/00         318,375
   300,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding & Improvement,
                Christian Health, Series A (FGIC Insured)               Aaa/AAA          6.25             2/15/98         309,375
   600,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding & Improvement,
                Christian Health, Series A, Prerefunded 2/15/01
                @ 102                                                   Aaa/AAA          6.60             2/15/02         655,500
 3,000,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Drury College, Series A *           NR/AA3           3.25             8/15/21       3,000,000
   300,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Missouri Baptist Medical
                Center, Series 1990A                                    NR               7.30             7/01/99         322,500
   300,000    Missouri State Health & Educational Facilities
                Authority Revenue, General Tuition, St. Louis
                University (AMBAC Insured)                              Aaa/AAA          6.10             8/01/99         313,125
   600,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding, St. Louis University
                (AMBAC Insured)                                         Aaa/AAA          4.10            10/01/00         586,500
 1,000,000    Missouri State Health & Educational Facilities
                Authority, Revenue, St. Louis Childrens Hosp. (MBIA
                Insured)                                                Aaa/AAA          5.40             5/15/99       1,026,250
   100,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding, St. Lukes Hospital,
                Kansas City (MBIA Insured)                              Aaa/AAA          6.50            11/15/02         109,000
   300,000    Missouri State Health & Educational Facilities
                Authority, Health Facilities Revenue, St. Lukes
                Episcopal/Presbyterian (FGIC Insured)                   Aaa/AAA          4.70            12/01/98         304,125
   200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, St. Lukes Episcopal Hosp. (FGIC
                Insured)                                                Aaa/AAA          6.60            12/01/00         213,250
   600,000    Missouri State Health & Educational Facilities
                Authority, Revenue, St. Lukes Health System (MBIA
                Insured)                                                Aaa/AAA          4.25            11/15/01         583,500
   300,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding & Improvement, Sisters
                of Mercy, Series E                                      Aa/AA            7.00             6/01/98         312,750
   700,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding & Improvement, Sisters
                of Mercy, Series E                                      Aa/AA            7.00             6/01/99         743,750
 1,500,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding, SSM Health Care,
                Series AA (MBIA Insured)                                Aaa/AAA          5.40             6/01/00       1,535,625
---------------------------------------------------------------------------------------------------------------------------------



See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

                                                                      Moody's/S&P
Principal                                                               Ratings                        Maturity           Value
Amount                                                                 Unaudited        Rate             Date            (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI(continued)
$  200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, SSM Care Project., Series B
                (MBIA Insured)                                          Aaa/AAA          6.50 %           6/01/98    $    208,000
   400,000    Missouri State Health & Educational Facilities
                Authority, Revenue, SSM Health Care Project (BIGI
                Insured)                                                Aaa/AAA          7.00             6/01/97         409,292
   200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, SSM Health Care Project, Series
                B (MBIA Insured)                                        Aaa/AAA          6.40             6/01/97         203,782
   400,000    Missouri State Office Building Special Obligation
                Revenue, Series A 1991                                  Aa/AA            5.90            12/01/01         423,000
   900,000    Missouri State, Third State Building, G.O. Refunding
                Bonds, Series A                                         Aaa/AAA          5.00             8/01/01         916,875
   300,000    Missouri State, Third State Building, G.O. Refunding
                Bonds, Series B                                         Aaa/AAA          5.50            11/01/01         312,375
   200,000    Missouri State, Water Pollution Control, G.O., Series
                1989 A                                                  Aaa/AAA          7.75             9/01/96         200,022
   200,000    Missouri State, Water Pollution Control, G.O., Series
                B, Prerefunded 11/01/01 @ 100                           Aaa/AAA          5.70            11/01/02         209,250
   300,000    Missouri State, Water Pollution Control, G.O., Series
                B, Prerefunded 11/01/01 @ 100                           Aaa/AAA          5.80            11/01/03         315,375
   300,000    Springfield School District No. R12, School Building,
                G.O. Refunding Bonds, Series A (FGIC Insured)           Aaa/AAA          6.40             3/01/03         318,000
   300,000    Springfield School District No. R12, School Building,
                G.O. Refunding Bonds, Series A (FGIC Insured)           Aaa/AAA          6.40             3/01/04         317,625
   300,000    Springfield School District No. R12, School Building,
                G.O. Refunding Bonds, Series A (FGIC Insured)           Aaa/AAA          6.25             3/01/05         315,750
   400,000    Springfield Waterworks Revenue Refunding Bonds,
                Series B                                                A+/AA            4.75             5/01/02         399,000
   600,000    St. Louis County, Pattonville School District No.
                R-3, G.O. (FGIC Insured)                                Aaa/AAA          5.70             2/01/01         624,750
 1,300,000    St. Louis County Refunding & Improvement, Series A        Aaa/AAA          4.80             2/01/03       1,293,500
   200,000    St. Louis County Regional Convention & Sports
                Complex, Series B                                       BBB+/A           6.20             8/15/98         205,250
   100,000    St. Louis County Regional Convention & Sports
                Complex, Series B                                       BBB+/A           6.30             8/15/99         103,625
   500,000    St. Louis County, Rockwood School District No. R-6,
                G.O., Prerefunded 2/1/99 @ 100                          NR/AAA           6.00             2/01/01         518,750
   400,000    St. Louis County, Rockwood School District No. R-6,
                G.O., Prerefunded 2/1/99 @ 100                          NR/AAA           6.00             2/01/02         415,000
   700,000    St. Louis County, Rockwood School District No. R-6,
                G.O., Refunding Bonds                                   NR/AA            5.00             2/01/03         698,250
   300,000    St. Louis School District, G.O., (FGIC Insured)           Aaa/AAA          6.50             4/01/03         329,250
   400,000    St. Louis School District, Mississippi River Subdiv.,
                G.O. Ref Bonds, (FGIC Insured)                          Aaa/AAA          6.30             2/15/01         422,000
   400,000    St. Louis School District, Mississippi River Subdiv.,
                G.O. Ref Bonds, (FGIC Insured)                          Aaa/AAA          6.40             2/15/02         422,000
   100,000    University Mo., Univ. Revenue Refunding Bonds, Series
                A (AMBAC Insured)                                       Aaa/AAA          6.05            11/01/96         100,410
   200,000    University Mo., Univ. Revenue Refunding Bonds, Series
                A (AMBAC Insured)                                       Aaa/AAA          6.10            11/01/97         204,250
   200,000    University Mo., Univ. Revenue Refunding Bonds, Series
                A (AMBAC Insured)                                       Aaa/AAA          6.20            11/01/98         207,000
---------------------------------------------------------------------------------------------------------------------------------



See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

                                                                      Moody's/S&P
Principal                                                               Ratings                        Maturity           Value
Amount                                                                 Unaudited        Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MISSOURI(continued)
$   200,000   University Mo., Univ. Revenue Refunding Bonds, Series
                B (AMBAC Insured)                                         Aaa/AAA          6.05 %          11/01/96    $    200,820
    200,000   University Mo., Univ. Revenue Refunding Bonds, Series
                B (AMBAC Insured)                                         Aaa/AAA          6.10            11/01/97         204,250
    100,000   University Mo., Univ. Revenue Refunding Bonds, Series
                B (AMBAC Insured)                                         Aaa/AAA          6.20            11/01/98         103,500
                                                                                                                        -----------
                                                                                                                         30,090,234
                                                                                                                        -----------
NEBRASKA--1.2%
  1,000,000   Nebraska Public Power District Revenue, Power Supply
                System                                                    A+/A1            5.30             1/01/02       1,016,250
    900,000   Omaha Public Power District Electric Revenue, Series A      Aaa/NR           5.40             2/01/98         916,875
    600,000   Omaha Public Power District Electric Revenue, Series D      Aa/AA            4.75             2/01/04         587,250
                                                                                                                        -----------
                                                                                                                          2,520,375
                                                                                                                        -----------
NEVADA--2.0%
    400,000   Clark County G.O. Revenue Bonds, Series A (AMBAC  Insured)  Aaa/AAA          5.50             6/01/98         408,500
    300,000   Clark County School District, G.O., Series A. (MBIA
                Insured)                                                  Aaa/AAA          6.50             6/01/02         323,625
  1,000,000   Nevada State, G.O., Bk. No. 38-39-A                         Aa/NR            6.00             7/01/01       1,050,000
  1,000,000   Nevada State, G.O., Series A                                Aa/AA            5.80             5/01/00       1,038,750
  1,500,000   Washoe County G.O. Refunding Bonds (AMBAC Insured)          Aaa/AAA          5.00             9/01/01       1,522,500
                                                                                                                        -----------
                                                                                                                          4,343,375
                                                                                                                        -----------
NEW JERSEY--3.3%
  1,100,000   Bergen County Util. Authority, Water Pollution Cntrl.
                Revenue, Series B (FGIC Insured)                          Aaa/AAA          5.50            12/15/02       1,141,250
  3,000,000   New Jersey G.O. Bonds                                       Aa+/AA1          5.13             1/01/02       3,060,000
  1,100,000   New Jersey State Transportation Trust Fund Authority,
                Series A (AMBAC Insured)                                  Aaa/AAA          5.20            12/15/00       1,122,000
  2,000,000   New Jersey State Transportation Trust Fund Authority,
                Series B (MBIA Insured)                                   Aaa/AAA          5.00             6/15/02       2,007,500
                                                                                                                        -----------
                                                                                                                          7,330,750
                                                                                                                        -----------
NEW MEXICO--1.8%
  1,400,000   Albuquerque G.O. Bonds, Series A & B                        Aa/AA            4.70             7/01/00       1,405,250
  2,000,000   New Mexico State Capital Project, G.O. Bonds                Aa+/AA1          5.25             9/01/03       2,022,500
    600,000   New Mexico State Severance Tax, Series B                    Aa/AA            5.10             7/01/00         610,500
                                                                                                                        -----------
                                                                                                                          4,038,250
                                                                                                                        -----------
NEW YORK--1.4%
    300,000   New York State G.O.                                         A-/A             6.75             6/15/99         316,875
    600,000   New York State Various Purpose G.O. Bonds                   A-/A             6.60            11/15/98         629,250
  1,100,000   New York State Various Purpose G.O. Bonds                   A-/A             6.70            11/15/99       1,168,750
  1,000,000   New York State Tollway Authority Bonds, Series B            Aaa/AAA          5.00             4/01/00       1,013,750
                                                                                                                        -----------
                                                                                                                          3,128,625
                                                                                                                        -----------
NORTH CAROLINA--0.1%
    300,000   North Carolina State G.O.                                   Aaa/AAA          5.60             4/01/00         310,875
                                                                                                                        -----------

---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

                                                                      Moody's/S&P
Principal                                                               Ratings                        Maturity           Value
Amount                                                                 Unaudited        Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------

OHIO--1.0%
$1,000,000    Cleveland, G.O. (AMBAC Insured)                           Aaa/AAA          4.90 %           9/01/04    $    997,500
   900,000    Columbus G.O. Refunding Bonds, Series D                   Aaa/AAA          4.75             9/15/00         907,875
   300,000    Ohio State Water Development Authority Revenue, Pure
                Water Series I (MBIA Insured)                           Aaa/AAA          7.00             6/01/99         320,250
                                                                                                                      -----------
                                                                                                                        2,225,625
                                                                                                                      -----------
OKLAHOMA--0.9%
 2,000,000    Tulsa, G.O.                                               Aa/AA            5.13             5/01/02       2,035,000
                                                                                                                      -----------
OREGON--2.6%
 3,000,000    Multnomah County School District 1J, G.O., Portland**     Aa-/AA           5.50             6/01/05       3,075,000
 1,300,000    Portland Sewer System Revenue, Series A                   A+/A1            5.45             6/01/03       1,343,875
 1,300,000    Washington County University Sewer Agency (AMBAC
                Insured)                                                Aaa/AAA          5.30            10/01/01       1,337,375
                                                                                                                      -----------
                                                                                                                        5,756,250
                                                                                                                      -----------
RHODE ISLAND--0.4%
   800,000    Pawtucket G.O. Bonds (FGIC Insured)                       Aaa/AAA          5.25             4/15/01         818,000
                                                                                                                      -----------
TENNESSEE--0.8%
   300,000    Hamilton County, Series 1994                              NR/AA            5.00             7/01/00         303,750
   600,000    Metropolitan Government, Nashville & Davidson County,
                Electric Revenue, Series B                              Aa/AA            5.63             5/15/03         621,750
   900,000    Shelby County G.O. Refunding Bonds, Series A              Aa+/AA           5.30             3/01/98         914,625
                                                                                                                      -----------
                                                                                                                        1,840,125
                                                                                                                      -----------
TEXAS--13.0%
   700,000    Arlington Permanent Improvement Refunding Bonds           Aa/AA            4.80             8/15/01         702,625
   500,000    Austin Public Improvement Refunding Bonds                 Aa/AA            4.50             9/01/98         502,500
 1,100,000    Austin Utility System Revenue Refunding Comb., Series
                A                                                       A/A              5.00             5/15/01       1,098,625
   500,000    Austin Utility System Revenue Refunding Comb., Series
                A (AMBAC Insured)                                       Aaa/AAA          6.50            11/15/03         543,125
   900,000    Colorado River Municipal Water District (AMBAC
                Insured)                                                Aaa/AAA          5.00             1/01/04         892,125
 2,000,000    Dallas-Fort Worth International Airport Revenue Bonds
                (MBIA Insured)                                          Aaa/AAA          4.75            11/01/01       1,995,000
 1,000,000    Dallas G.O. Refunding Bonds                               Aaa/AA1          5.20             2/15/98       1,013,750
 2,400,000    Dallas Waterworks & Sewer System Revenue Refunding
                Bonds                                                   Aa/AA            4.50             4/01/00       2,397,000
   900,000    Garland G.O. Refunding Bonds                              Aa/AA            5.50             8/15/99         924,750
   900,000    Houston Refunding , Series 1993D                          Aa-/AA           4.70             3/01/01         897,750
 2,500,000    Houston Water & Sewer System Revenue, Series A (MBIA
                Insured)                                                Aaa/AAA          5.80            12/01/04       2,606,250
   400,000    Lower Co. River Authority Revenue Refunding Bonds         Aa-/AA           6.90             1/01/01         410,216
   400,000    Lower Co. River Authority Revenue, Prerefunded
                1/01/97 @ 102                                           Aaa/AAA          7.00             1/01/03         411,888
 1,100,000    San Antonio Electric & Gas Revenue Refunding Bonds        Aa/AA1           4.00             2/01/00       1,076,625
 1,000,000    San Antonio Electric & Gas Revenue Refunding, Libor
                Reserve 2                                               Aa/AA1           5.20             2/01/01       1,016,250

---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

                                                                      Moody's/S&P
Principal                                                               Ratings                        Maturity           Value
Amount                                                                 Unaudited        Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
TEXAS(continued)
$1,100,000    San Antonio Electric & Gas Revenue Refunding, Libor
                Reserve 2                                               Aa/AA1           5.20 %           2/01/01    $  1,115,125
 2,200,000    Texas A & M University Revenue Refunding Bonds            Aa/AA            5.95             5/15/05       2,318,250
 1,880,000    Texas A & M University Revenue Refunding Bonds            Aa/AA            5.00             5/15/02       1,887,050
   900,000    Texas State Pub. Fin. Authority, Series B                 Aa/AA            5.00            10/01/01         915,750
   900,000    Texas State Refunding, Series A                           Aa/AA            5.70            10/01/03         945,000
 1,100,000    Texas State Superconducting, 1992 C                       Aa/AA            5.35             4/01/01       1,133,000
   300,000    University of Texas, Permanent Fund, Revenue
                Refunding Bond                                          Aaa/AAA          6.70             7/01/05         329,250
 1,100,000    University of Texas, Revenue Refunding Bond               Aa+/AA1          5.10             8/15/99       1,116,500
 2,000,000    University of Texas, Permanent University Revenue
                Fund                                                    Aaa/AAA          5.00             7/01/01       2,027,500
   300,000    University of Texas, Revenue Refunding Bond               Aa+/AA1          5.20             8/15/00         305,625
                                                                                                                      -----------
                                                                                                                       28,581,529
                                                                                                                      -----------
UTAH--2.0%
   300,000    Davis County School District G.O. Bonds, Preref.
                12/01/01 @ 100 (FGIC Insured)                           Aaa/AAA          6.45             6/01/02         323,250
 2,000,000    Intermountain Power Agency Obligation                     Aaa/AAA          5.05             7/01/01       2,020,000
   900,000    Intermountain Pwr. Agy., Pwr. Supply Revenue
                Refunding, Series B                                     Aa-/AA           5.20             7/01/98         912,375
 1,100,000    Utah State G.O. Bonds, Series A & B                       Aaa/AAA          4.40             7/01/99       1,101,375
                                                                                                                      -----------
                                                                                                                        4,357,000
                                                                                                                      -----------
VIRGINIA--2.5%
 1,620,000    Chesapeake Bay Bridge & Tunnel Revenue Bonds (FGIC
                Insured)                                                Aaa/AAA          5.10             7/01/01       1,644,300
 1,100,000    Fairfax County Refunding, Series A                        Aaa/AAA          4.70             6/01/00       1,104,125
 1,000,000    Norfolk G.O. Bonds                                        Aa/AA            5.25             6/01/01       1,023,750
   700,000    Norfolk G.O. Refunding Bonds, Series A                    Aa/AA            4.60             6/01/01         697,375
 1,100,000    Prince William County Refunding, Series C                 Aa/AA            4.50             8/01/01       1,093,125
                                                                                                                      -----------
                                                                                                                        5,562,675
                                                                                                                      -----------
WASHINGTON--9.4%
   600,000    King County Refunding, Series A                           Aa+/AA1          5.25            12/01/01         616,500
 2,500,000    King County Refunding, Series C                           Aa+/AA1          5.63             6/01/02       2,606,250
 1,195,000    King County School District # 415                         Aaa/AAA          5.10             6/01/04       1,193,506
 3,000,000    Pierce County School District Refunding                   Aaa/AAA          5.00            12/01/03       3,022,500
 1,500,000    Snohomish County School District 103                      Aaa/AAA          5.15             6/01/05       1,501,875
   300,000    Snohomish County School District 2, Series A (MBIA
                Insured)                                                Aaa/AAA          6.80             6/01/03         325,500
   400,000    Spokane G.O.                                              Aa/AA            8.50             1/01/00         446,000
   800,000    Tacoma Electric System Revenue Refunding Bonds (FGIC
                Insured)                                                Aaa/AAA          5.50             1/01/01         821,000
 2,500,000    Tacoma Electric System Revenue Refunding, Series B
                (AMBAC Insured)                                         Aaa/AAA          5.90             1/01/05       2,600,000
   600,000    Tacoma Sewer Revenue Refunding, Series B (FGIC
                Insured)                                                Aaa/AAA          5.50            12/01/03         616,500
 1,000,000    Tacoma, Series A                                          A+/A1            5.75             7/01/02       1,037,500
   700,000    Washington State Public Power Supply, Nuclear Project
                No. 1, Series C                                         Aa/AA1           7.25             7/01/97         716,275
   600,000    Washington State Public Power Supply, Nuclear Project
                No. 1, Series C                                         Aa/AA1           7.30             7/01/98         626,250

---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

                                                                      Moody's/S&P
Principal                                                               Ratings                        Maturity           Value
  Amount                                                               Unaudited        Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
WASHINGTON(continued)
$  300,000    Washington State Public Power Supply, Nuclear Project
                No. 3, Series B                                         Aa/AA1           7.10 %           7/01/98    $    312,375
   600,000    Washington State Refunding                                Aa/AA            4.80             9/01/98         606,000
   900,000    Washington State Refunding, Series R 92C                  Aa/AA            5.60             9/01/01         934,875
   600,000    Washington State, Prerefunded 6/01/98 @ 100               Aa/AAA           7.30             6/01/00         631,500
   900,000    Washington State, Series 93A                              Aa/AA            5.25            10/01/00         920,250
   500,000    Washington State, Series B                                Aa/AA            6.30             6/01/02         531,250
   600,000    Yakima County School District No. 7 (MBIA Insured)        Aaa/AAA          5.50            12/01/03         624,000
                                                                                                                      -----------
                                                                                                                       20,689,906
                                                                                                                      -----------
WISCONSIN--3.9%
   800,000    Milwaukee County, Series 1994A                            Aa-/A1           5.00            12/01/00         807,000
   300,000    Milwaukee Metropolitan Sewer District, Series A           Aa/AA            7.00             9/01/00         324,750
   400,000    Milwaukee Metropolitan Sewer District, Series A           Aa/AA            6.70            10/01/00         429,000
   600,000    Milwaukee Refunding, Series 1992                          Aa+/AA1          5.70             6/01/99         619,500
   300,000    Milwaukee, Series BZ                                      Aa+/AA1          6.38             6/15/03         319,500
 3,070,000    Sun Prairie Area School District, G.O.                    Aaa/AAA          5.50             4/01/03       3,150,587
   600,000    Wisconsin State G.O., Series A                            Aa/AA            5.75             5/01/00         622,500
   300,000    Wisconsin State G.O., Series D                            Aa/AA            6.00             5/01/00         313,875
   900,000    Wisconsin State Refunding, Series 1                       Aa/AA            5.10            11/01/01         915,750
 1,100,000    Wisconsin State Refunding, Series 3                       Aa/AA            4.25            11/01/99       1,093,125
                                                                                                                      -----------
                                                                                                                        8,595,587
                                                                                                                      -----------
TOTAL MUNICIPAL BONDS (cost $210,853,987)                                                                             216,448,153
                                                                                                                      -----------

  Shares
  (000)
---------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET MUTUAL FUND--3.9%
     8,469    Federated Tax Exempt Obligation Fund (cost $8,469,127)                                                    8,469,127
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.4%(cost $219,323,114)                                                                          224,917,280
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.4%)                                                                          (5,251,796)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                                   $219,665,484
---------------------------------------------------------------------------------------------------------------------------------

AMBAC -- AMBAC Indemnity Corporation
FGIC   -- Financial Guaranty Insurance Corporation
MBIA   -- Municipal Bond Insurance Association

 * Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at August 31, 1996.
** When issued securities

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
August 31, 1996

--------------------------------------------------------------------------------

                                                                                                                     SMALL
                                                                             GROWTH AND         EQUITY          CAPITALIZATION
                                                                            INCOME FUND      INCOME FUND          EQUITY FUND
                                                                            ------------     ------------     -------------------
ASSETS:
Investment in securities, at value......................................    $186,010,757     $132,895,704         $63,641,193
Repurchase agreements, at cost..........................................       4,525,004        5,899,701          11,512,003
-----------------------------------------------------------------------------------------------------------------------------
Total (cost $169,362,628; $120,936,301; and $74,195,855;
 respectively)..........................................................     190,535,761      138,795,405          75,153,196
Cash....................................................................             659              860               1,677
Dividends receivable....................................................         443,091          607,775              32,478
Interest receivable.....................................................             658           42,775               1,676
Receivable for Portfolio shares sold....................................         364,624          117,229             200,058
Receivable from brokers from investments sold...........................              --            2,652                  --
Deferred organization costs and other assets............................          68,080           64,667              26,046
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS............................................................     191,412,873      139,631,363          75,415,131
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Advisory fees payable...................................................          80,629           55,529              45,426
Administration fees payable.............................................          17,794           12,721                  --
Distribution expenses payable (Class A Shares)..........................             969              343                 528
Distribution expenses payable (Class B Shares)..........................           3,221            2,492               1,464
Payable to brokers for investments purchased............................              --        3,866,900             218,007
Dividends payable.......................................................         378,279          436,971              35,159
Payable for Portfolio shares redeemed...................................              --           60,331              86,341
Custodian fees payable..................................................           6,974            3,633               2,597
Net variation margin on open futures contracts..........................              --               --              34,616
Other accrued expenses..................................................          60,431           74,571              17,925
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES.......................................................         548,297        4,513,491             442,063
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS..............................................................    $190,864,576     $135,117,872         $74,973,068
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
 ($1.00 PAR VALUE, UNLIMITED NUMBER OF SHARES AUTHORIZED):
PILOT SHARES:
Net assets..............................................................    $182,379,130     $130,278,087         $70,483,423
Shares of beneficial interest issued and outstanding....................      14,134,853       10,526,776           6,617,289
Net asset value.........................................................          $12.90           $12.38              $10.65
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
Net assets..............................................................    $  4,667,227     $  1,639,657         $ 2,611,194
Shares of beneficial interest issued and outstanding....................         361,868          131,637             245,417
Net asset value.........................................................          $12.90           $12.46              $10.64
-----------------------------------------------------------------------------------------------------------------------------
Sales charge--4.50%, 4.50%, and 4.50%, respectively, of offering
 price..................................................................            0.61             0.59                0.50
-----------------------------------------------------------------------------------------------------------------------------
Maximum offering price..................................................          $13.51           $13.05              $11.14
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Net assets..............................................................    $  3,818,219     $  3,200,128         $ 1,878,451
Shares of beneficial interest issued and outstanding....................         295,864          257,156             176,356
Net asset value.........................................................          $12.91           $12.44              $10.65
-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par...................................    $ 14,792,585     $ 10,915,569         $ 7,039,062
Additional paid-in capital..............................................     146,269,265      103,004,683          66,723,981
Undistributed net investment income.....................................          22,405          126,759               7,331
Accumulated undistributed net realized gains from investment and futures
 transactions...........................................................       8,607,188        3,211,757             581,207
Net unrealized appreciation from investments and futures................      21,173,133       17,859,104             621,487
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, AUGUST 31, 1996.............................................    $190,864,576     $135,117,872         $74,973,068
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
August 31, 1996

--------------------------------------------------------------------------------

                                                                                 INTERMEDIATE                        INTERMEDIATE
                                                          U.S. GOVERNMENT      U.S. GOVERNMENT       MUNICIPAL        MUNICIPAL
                                                          SECURITIES FUND      SECURITIES FUND       BOND FUND        BOND FUND
                                                          ----------------     ----------------     ------------     ------------
ASSETS:
Investment in securities, at value....................      $141,924,090         $225,267,475       $188,716,068     $224,917,280
Repurchase agreements, at cost........................         3,118,222            2,907,839                 --               --
---------------------------------------------------------------------------------------------------------------------------------
Total (cost $146,519,391; $231,910,918; $181,116,525;
 and $219,323,114, respectively)......................       145,042,312          228,175,314        188,716,068      224,917,280
Cash..................................................               454                  423                 --               --
Dividends receivable..................................                --                   --                 --               --
Interest receivable...................................         2,613,646            3,811,094          2,878,528        2,822,964
Receivable for Portfolio shares sold..................            91,400              131,000            290,500          333,800
Receivable from brokers from investments sold.........                --                   --                 --               --
Deferred organization costs and other assets..........            64,099               65,629             64,968           66,263
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS..........................................       147,811,911          232,183,460        191,950,064      228,140,307
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Advisory fees payable.................................            48,619               68,610             73,263           74,237
Administration fees payable...........................            13,717               21,646             17,984           20,494
Distribution expenses payable (Class A Shares)........               138                  197                378              140
Distribution expenses payable (Class B Shares)........               933                   --              1,052               --
Payable to brokers for investments purchased..........                --                   --                           7,425,535
Dividends payable.....................................           694,730            1,042,589            812,893          832,232
Payable for Portfolio shares redeemed.................            25,090               30,380                242           36,000
Custodian fees payable................................             3,723                4,543              4,361            3,243
Net variation margin on open futures contracts........                --                   --                 --               --
Other accrued expenses................................            89,492               53,541             87,247           82,942
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES.....................................           876,442            1,221,506            997,420        8,474,823
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS............................................      $146,935,469         $230,961,954       $190,952,644     $219,665,484
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE:
 ($1.00 PAR VALUE, UNLIMITED NUMBER OF SHARES
 AUTHORIZED):
PILOT SHARES:
Net assets............................................      $145,065,550         $230,030,254       $187,939,314     $218,901,820
Shares of beneficial interest issued and
 outstanding..........................................        13,780,940           22,639,312         17,593,520       21,164,250
Net asset value.......................................            $10.53               $10.16             $10.68           $10.34
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
Net assets............................................      $    632,434         $    931,700       $  1,754,563     $    763,664
Shares of beneficial interest issued and
 outstanding..........................................            60,030               91,731            164,350           73,742
Net asset value.......................................            $10.54               $10.16             $10.68           $10.36
---------------------------------------------------------------------------------------------------------------------------------
Sales charge--4.50%, 4.00%, 4.50%, and 4.00%,
 respectively, of offering price......................              0.50                 0.42               0.50             0.43
---------------------------------------------------------------------------------------------------------------------------------
Maximum offering price................................            $11.04               $10.58             $11.18           $10.79
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Net assets............................................      $  1,237,485         $         --       $  1,258,767     $         --
Shares of beneficial interest issued and
 outstanding..........................................           117,601                   --            118,533               --
Net asset value.......................................            $10.52                   --             $10.62               --
---------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par.................      $ 13,958,571         $ 22,731,043       $ 17,876,403     $ 21,237,992
Additional paid-in capital............................       127,511,360          208,830,182        164,275,240      192,309,747
Undistributed net investment income...................            22,072               22,072           (151,486)          22,150
Accumulated undistributed net realized gains from
 investment and futures transactions..................         6,920,545            3,114,261          1,352,944          501,429
Net unrealized appreciation (depreciation) from
 investments and futures..............................        (1,477,079)          (3,735,604)         7,599,543        5,594,166
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, AUGUST 31, 1996...........................      $146,935,469         $230,961,954       $190,952,644     $219,665,484
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the year ended August 31, 1996

--------------------------------------------------------------------------------

                                                                                           EQUITY
                                                                         GROWTH AND        INCOME        SMALL CAPITALIZATION
                                                                         INCOME FUND        FUND            EQUITY FUND(a)
                                                                         -----------     -----------     --------------------
INVESTMENT INCOME:
Dividends (net of foreign taxes of $10,028 on Growth and Income
  Fund)................................................................  $3,727,607      $4,929,581           $  103,779
Interest...............................................................     211,409         564,455              537,785
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME...........................................................   3,939,016       5,494,036              641,564
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees..........................................................   1,184,210         910,255              310,841
Administration fees....................................................     174,389         134,044               34,284
Distribution expenses (Class A Shares).................................       5,586           2,101                1,958
Distribution expenses (Class B Shares).................................      22,266          16,984                6,106
Accounting Fees........................................................       8,139           6,374                4,253
Audit fees.............................................................      16,754          21,726               13,423
Transfer agent fees and expenses.......................................      35,640          32,690               10,567
Custodian fees and expenses............................................      48,804          49,386               32,617
Reports to shareholders................................................      12,167           9,249                3,050
Registration fees......................................................      48,875          51,393               47,814
Amortization of organization expenses..................................      20,496          19,764                5,391
Legal fees.............................................................       6,914           4,840                3,333
Trustees' fees.........................................................       6,357           5,598                2,581
Other expenses.........................................................      19,209          18,135                9,754
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES.........................................................   1,609,806       1,282,539              485,972
-----------------------------------------------------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements by advisor, administrator,
  and distributor......................................................    (423,606 )      (355,773 )           (166,248)
-----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES...........................................................   1,186,200         926,766              319,724
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME..................................................   2,752,816       4,567,270              321,840
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment and futures transactions............   9,243,395       4,887,676              581,207
Net change in unrealized appreciation from investments and futures.....   8,360,600       7,360,212              621,487
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENTS AND FUTURES.........  17,603,995      12,247,888            1,202,694
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $20,356,811     $16,815,158          $1,524,534
-----------------------------------------------------------------------------------------------------------------------------

(a) For the period from December 12, 1995 (commencement of operations) through August 31, 1996.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the year ended August 31, 1996

--------------------------------------------------------------------------------

                                                                                 INTERMEDIATE                      INTERMEDIATE
                                                            U.S. GOVERNMENT     U.S. GOVERNMENT     MUNICIPAL       MUNICIPAL
                                                            SECURITIES FUND     SECURITIES FUND     BOND FUND       BOND FUND
                                                            ---------------     ---------------     ----------     ------------
INVESTMENT INCOME:
Interest..................................................    $ 8,777,414         $12,820,252       $9,969,995     $10,889,785
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME..............................................      8,777,414          12,820,252       9,969,995       10,889,785
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees.............................................        770,623           1,128,188         931,305        1,144,620
Administration fees.......................................        155,600             227,769         187,073          229,870
Distribution expenses (Class A Shares)....................            816               1,811           2,213              884
Distribution expenses (Class B Shares)....................          7,222                  --           7,906               --
Accounting fees...........................................          6,085               9,528          17,183           20,241
Audit fees................................................         17,098              20,752          19,752           31,088
Transfer agent fees and expenses..........................         32,574              33,032          33,340           38,096
Custodian fees and expenses...............................         43,336              38,604          42,672           37,676
Reports to shareholders...................................         10,203              15,834          12,731           15,326
Registration fees.........................................         57,766              63,069          74,591           77,961
Amortization of organization expenses.....................         19,764              19,764          19,764           19,764
Legal fees................................................          5,343              10,879           7,474           10,761
Trustees' fees............................................          7,207               9,615           9,478           12,714
Other expenses............................................         22,271              10,407           3,513            3,377
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES............................................      1,155,908           1,589,252       1,368,995        1,642,378
-------------------------------------------------------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements by advisor,
  administrator, and distributor..........................       (237,673)           (421,581)       (190,712 )       (322,971)
-------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES..............................................        918,235           1,167,671       1,178,283        1,319,407
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.....................................      7,859,179          11,652,581       8,791,712        9,570,378
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSSES FROM INVESTMENTS:
Net realized gains from investment and futures
  transactions............................................      6,920,545           3,434,313       1,327,403          626,264
Net change in unrealized depreciation from investments and
  futures.................................................     (9,917,288)         (8,921,949)      (1,391,889)     (3,240,645)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENTS.......     (2,996,743)         (5,487,636)        (64,486 )     (2,614,381)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......    $ 4,862,436         $ 6,164,945       $8,727,226     $ 6,955,997
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                            GROWTH AND INCOME FUND              EQUITY INCOME FUND
                                                   -----------------------------------------    ------------------
                                                                           FOR THE PERIOD
                                                                          NOVEMBER 7, 1994
                                                   FOR THE YEAR ENDED    THROUGH AUGUST 31,     FOR THE YEAR ENDED
                                                    AUGUST 31, 1996            1995(a)           AUGUST 31, 1996
                                                   ------------------    -------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income........................      $  2,752,816          $   1,410,693          $  4,567,270
   Net realized gains from investment and
     futures transactions.......................         9,243,395              2,531,612             4,887,676
   Net change in unrealized appreciation from
     investments and futures....................         8,360,600             12,812,533             7,360,212
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
 operations.....................................        20,356,811             16,754,838            16,815,158
-------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income:
   Pilot Shares.................................        (2,705,578)            (1,405,927)           (4,386,503)
   Class A Shares...............................           (35,542)                (2,695)              (29,116)
   Class B Shares...............................           (18,351)                (2,071)              (46,964)
-------------------------------------------------------------------------------------------------------------------
Total dividends to shareholders from net
 investment income..............................        (2,759,471)            (1,410,693)           (4,462,583)
-------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net realized
 gains:
   Pilot Shares.................................        (3,103,049)                    --            (2,661,530)
   Class A Shares...............................           (26,472)                    --               (10,717)
   Class B Shares...............................           (32,042)                    --               (28,820)
-------------------------------------------------------------------------------------------------------------------
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET
 REALIZED GAINS.................................        (3,161,563)                    --            (2,701,067)
-------------------------------------------------------------------------------------------------------------------
Portfolio share transactions:
   Proceeds from shares issued..................        86,745,491            108,627,918            35,891,753
   Dividends reinvested.........................         1,030,725                 29,706               408,568
   Cost of shares redeemed......................       (22,128,731)           (13,220,455)          (10,464,963)
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Portfolio share
 transactions...................................        65,647,485             95,437,169            25,835,358
-------------------------------------------------------------------------------------------------------------------
Total increase..................................        80,083,262            110,781,314            35,486,866
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period.............................       110,781,314                     --            99,631,006
-------------------------------------------------------------------------------------------------------------------
End of period(b)................................      $190,864,576          $ 110,781,314          $135,117,872
-------------------------------------------------------------------------------------------------------------------

                                                                         SMALL CAPITALIZATION
                                                 EQUITY INCOME FUND           EQUITY FUND
                                                 ------------------      --------------------
                                                    FOR THE PERIOD          FOR THE PERIOD
                                                   NOVEMBER 7, 1994       DECEMBER 12, 1995
                                                  THROUGH AUGUST 31,      THROUGH AUGUST 31,
                                                        1995(a)                1996(a)
                                                  -------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income........................      $ 2,906,445            $    321,840
   Net realized gains from investment and
     futures transactions.......................        1,025,148                 581,207
   Net change in unrealized appreciation from
     investments and futures....................       10,498,892                 621,487
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from
 operations.....................................       14,430,485               1,524,534
-----------------------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income:
   Pilot Shares.................................       (2,899,282)               (310,641)
   Class A Shares...............................           (2,859)                 (5,306)
   Class B Shares...............................           (4,304)                 (1,071)
-----------------------------------------------------------------------------------------------
Total dividends to shareholders from net
 investment income..............................       (2,906,445)               (317,018)
-----------------------------------------------------------------------------------------------
Dividends to shareholders from net realized
 gains:
   Pilot Shares.................................               --                      --
   Class A Shares...............................               --                      --
   Class B Shares...............................               --                      --
-----------------------------------------------------------------------------------------------
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET
 REALIZED GAINS.................................               --                      --
-----------------------------------------------------------------------------------------------
Portfolio share transactions:
   Proceeds from shares issued..................       97,830,026              75,500,924
   Dividends reinvested.........................           11,124                  61,309
   Cost of shares redeemed......................       (9,734,184)             (1,796,681)
-----------------------------------------------------------------------------------------------
Net increase in net assets from Portfolio share
 transactions...................................       88,106,966              73,765,552
-----------------------------------------------------------------------------------------------
Total increase..................................       99,631,006              74,973,068
-----------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period.............................               --                      --
-----------------------------------------------------------------------------------------------
End of period(b)................................      $99,631,006            $ 74,973,068
-----------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

(b) Includes undistributed net investment income of $22,405, $0, $126,759, $0 and $7,331, respectively.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                                                       INTERMEDIATE
                                                 U.S. GOVERNMENT SECURITIES FUND             U.S. GOVERNMENT SECURITIES FUND
                                             ----------------------------------------    ----------------------------------------
                                                                     FOR THE PERIOD                              FOR THE PERIOD
                                                                    NOVEMBER 7, 1994                            NOVEMBER 7, 1994
                                             FOR THE YEAR ENDED    THROUGH AUGUST 31,    FOR THE YEAR ENDED    THROUGH AUGUST 31,
                                              AUGUST 31, 1996           1995(a)            AUGUST 31,1996           1995(a)
                                             ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income..................     $  7,859,179          $  6,679,639          $ 11,652,581          $  6,702,977
    Net realized gains from investment
      transactions.........................        6,920,545             5,611,049             3,434,313               603,070
    Net change in unrealized appreciation
      from investments.....................       (9,917,288)            8,440,209            (8,921,949)            5,186,345
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations...............................        4,862,436            20,730,897             6,164,945            12,492,392
------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
  investment income:
    Pilot Shares...........................       (7,807,800)           (6,676,446)          (11,613,105)           (6,696,515)
    Class A Shares.........................          (17,876)               (1,568)              (39,476)               (6,462)
    Class B Shares.........................          (33,503)               (1,625)                   --                    --
------------------------------------------------------------------------------------------------------------------------------
Total dividends to shareholders from net
  investment income........................       (7,859,179)           (6,679,639)          (11,652,581)           (6,702,977)
------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net realized
  gains:
    Pilot Shares...........................       (5,585,839)                   --              (920,212)                   --
    Class A Shares.........................           (6,785)                   --                (2,910)                   --
    Class B Shares.........................          (18,425)                   --                    --                    --
------------------------------------------------------------------------------------------------------------------------------
Total dividends to shareholders from net
  realized gains...........................       (5,611,049)                   --              (923,122)                   --
------------------------------------------------------------------------------------------------------------------------------
Portfolio share transactions:
    Proceeds from shares issued............       35,505,082           132,691,392           106,677,263           175,708,067
    Proceeds from shares issued to
      shareholders in reinvestment of
      dividends............................          318,249                 6,753               434,942                37,493
    Cost of shares redeemed................      (17,773,679)           (9,255,794)          (35,679,621)          (15,594,847)
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Portfolio
  share transactions.......................       18,049,652           123,442,351            71,432,584           160,150,713
------------------------------------------------------------------------------------------------------------------------------
Total increase.............................        9,441,860           137,493,609            65,021,826           165,940,128
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period........................      137,493,609                    --           165,940,128                    --
------------------------------------------------------------------------------------------------------------------------------
End of period(b)...........................     $146,935,469          $137,493,609          $230,961,954          $165,940,128
------------------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

(b) Includes undistributed net investment income of $22,072, $0, $22,072 and $0, respectively.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                       INTERMEDIATE
                                                       MUNICIPAL BOND FUND                         MUNICIPAL BOND FUND
                                             ----------------------------------------    ----------------------------------------
                                                                     FOR THE PERIOD                              FOR THE PERIOD
                                                                    NOVEMBER 7, 1994                            NOVEMBER 7, 1994
                                             FOR THE YEAR ENDED    THROUGH AUGUST 31,    FOR THE YEAR ENDED    THROUGH AUGUST 31,
                                              AUGUST 31, 1996           1995(a)           AUGUST 31, 1996           1995(a)
                                             ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.................      $  8,791,712          $  6,200,580          $  9,570,378          $  6,846,081
    Net realized gains from investment
      transactions........................         1,327,403               333,880               626,264               333,078
    Net change in unrealized appreciation
      from investments....................        (1,391,889)            8,991,432            (3,240,645)            8,834,811
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations..............................         8,727,226            15,525,892             6,955,997            16,013,970
----------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
  investment income:
    Pilot Shares..........................        (8,564,690)           (6,191,471)           (9,554,825)           (6,841,198)
    Class A Shares........................           (43,027)               (5,179)              (15,553)               (4,883)
    Class B Shares........................           (32,509)               (3,930)                   --                    --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends to shareholders from net
  investment income.......................        (8,640,226)           (6,200,580)           (9,570,378)           (6,846,081)
----------------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment
  income:
    Pilot Shares..........................          (150,162)                   --                    --                    --
    Class A Shares........................              (754)                   --                    --                    --
    Class B Shares........................              (570)                   --                    --                    --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions in excess of net
  investment income.......................          (151,486)                   --                    --                    --
----------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
  realized gains:
    Pilot Shares..........................          (478,674)                   --              (457,443)                   --
    Class A Shares........................            (1,491)                   --                  (392)                   --
    Class B Shares........................            (1,732)                   --                    --                    --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends to shareholders from net
  realized gains..........................          (481,897)                   --              (457,835)                   --
----------------------------------------------------------------------------------------------------------------------------------
Portfolio share transactions:
    Proceeds from shares issued...........        57,950,418           152,916,334            61,811,217           218,287,220
    Proceeds from shares issued to
      shareholders in reinvestment of
      dividends...........................           122,269                11,041               136,276                 9,603
    Cost of shares redeemed...............       (18,294,826)          (10,531,521)          (35,651,223)          (31,023,282)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Portfolio
  share transactions......................        39,777,861           142,395,854            26,296,270           187,273,541
----------------------------------------------------------------------------------------------------------------------------------
Total increase............................        39,231,478           151,721,166            23,224,054           196,441,430
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period.......................       151,721,166                    --           196,441,430                    --
----------------------------------------------------------------------------------------------------------------------------------
End of period(b)..........................      $190,952,644          $151,721,166          $219,665,484          $196,441,430
----------------------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

(b) Includes undistributed (distributions in excess of) net investment income of ($151,486), $0, $22,150 and $0, respectively.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

Financial                       Pilot Growth and
Direction                       Income Fund
[logo]
                                Pilot Equity
                                Income Fund

                                Pilot Small
                                Capitalization
                                Equity Fund

                                Pilot U.S. Government
                                Securities Fund

                                Pilot Intermediate
                                U.S. Government
                                Securities Fund

                                Pilot Municipal
                                Bond Fund

                                Pilot Intermediate
                                Municipal Bond Fund

                                  Annual Report
                                 August 31, 1996


                                      The
                                     Pilot
                                     Funds

NOT        May Lose Value
FDIC       No Bank Guarantee
INSURED    No Govt. Guarantee

Distributor: Pilot Funds Distributors, Inc. 10/96

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
August 31, 1996

--------------------------------------------------------------------------------

1. GENERAL

The Pilot Growth and Income Fund, Pilot Equity Income Fund, Pilot Small Capitalization Equity Fund, Pilot U.S. Government Securities Fund, Pilot Intermediate U.S. Government Securities Fund, Pilot Municipal Bond Fund, and Pilot Intermediate Municipal Bond Fund are separate portfolios (individually, a "Portfolio"; collectively, the "Portfolios") of The Pilot Funds (the "Fund"). The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. All of the Portfolios are diversified. The Fund currently offers twelve portfolios. The accompanying financial statements are those of the seven Portfolios only.

The Portfolios each offer three classes of shares: Pilot Shares, Class A Shares, and Class B Shares. Each class of shares is substantially the same, except that Class A Shares and Class B Shares bear the fees payable under the Fund's Distribution Plan. Small Capitalization Equity Fund commenced operations on December 12, 1995, by offering Pilot Shares, Class A Shares, and Class B Shares. Class B Shares of Intermediate U.S. Government Securities Fund and Intermediate Municipal Bond Fund have not been sold as of August 31, 1996.

The Fund entered into an Agreement and Plan of Reorganization (the "Reorganization Agreement") with FUNDS IV Trust ("FUNDS IV"), a Massachusetts business trust. The agreement contemplates that each of six investment portfolios of FUNDS IV will transfer substantially all of the assets and liabilities of FUNDS IV to a corresponding Portfolio of the Fund. The Board of Trustees of FUNDS IV and the FUNDS IV shareholders, at a special shareholder meeting held September 17, 1996, each approved the Reorganization Agreement which became effective October 21, 1996. Pursuant to the Reorganization Agreement, the Value Stock Appreciation Fund of FUNDS IV and the Stock Appreciation Fund of FUNDS IV transferred substantially all of their assets and liabilities to the Pilot Growth and Income Fund. All such transfers were in exchange for Pilot Shares of each respective Portfolio.

Growth and Income Fund seeks capital appreciation and current income. Equity Income Fund seeks current income and, secondarily, capital appreciation. Small Capitalization Equity Fund seeks long-term capital growth. Municipal Bond Fund and Intermediate Municipal Bond Fund seek current income free of federal income tax as is consistent with preservation of capital.

At a meeting of the Board of Trustees on February 20, 1996, the Trustees of the Fund approved a change in investment objectives and policies of the U.S. Government Securities Fund and the Intermediate U.S. Government Securities Fund. Effective June 1, 1996, these Portfolios will seek total return and preservation of capital. These Portfolios will emphasize the capital appreciation component of total return.

Boatmen's Trust Company ("Boatmen's") serves as the Fund's investment adviser and custodian. BISYS Fund Services Limited Partnership ("BISYS") serves as the Fund's administrator and Pilot Funds Distributor Inc. (the "Distributor"), an affiliate of BISYS, serves as the distributor of the Fund's shares. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
August 31, 1996
--------------------------------------------------------------------------------

A. Investment Valuation

Portfolio securities are valued as follows: (a) securities that are traded on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ prior to the Portfolio's valuation time; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked price and securities traded on a foreign exchange will be valued at the official bid price; (b) over-the-counter stocks not quoted on NASDAQ are valued at the last sale price prior to the Portfolio's valuation time or, if no sale occurs, at the mean between the last bid and asked price; (c) debt securities are valued by a pricing service selected by Boatmen's and approved by the Trustees of the Fund; these prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by Boatmen's to be representative of market values at the Portfolio's valuation time; and (d) all other securities and assets, for which quotations supplied are not representative of current market values or for which quotations are not readily available, are valued at fair value as determined in good faith pursuant to procedures established by the Trustees of the Fund. Money market instruments held by a Portfolio with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

B. Repurchase Agreements

The custodian for the Portfolios and other banks acting in a subcustodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, is not less than 102% of the repurchase price, including accrued interest. In the event of the seller's default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

C. Futures Contracts

The Small Capitalization Equity Fund may enter into futures contracts on securities and futures based on securities indices. The Portfolio will do so to hedge against anticipated changes in securities values that would otherwise have an adverse effect upon the value of portfolio securities or upon securities to be acquired.

Futures contracts involve brokerage costs, which may be less than 1% of the contract price, and require the Portfolio to deposit as margin into a segregated custodial account an amount of cash or liquid securities equal to approximately 2% to 5% of the value of each futures contract. The Portfolio's position in the futures market will be marked-to-market on a daily basis; the Portfolio may subsequently be required to make "variation" margin payments depending upon whether its futures position declines or rises in value.

Positions taken in the futures markets are not usually held until the expiration of the contract but, instead, are normally liquidated through offsetting transactions, which may result in a profit or a loss. Nevertheless, the Portfolio may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so.

Futures contracts on securities indices do not require the physical delivery of securities, but merely provide for gains and losses resulting from changes in the market value of a contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular futures contract reflect changes in the value of the securities comprising the index on which the futures contract is based.

D. Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains and losses from sales of investments are
--------------------------------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
August 31, 1996
--------------------------------------------------------------------------------

calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums on investments, is accrued daily. Investment income of each Portfolio is allocated to the separate classes of shares based upon their relative net assets.

E. Dividends to Shareholders

Dividends of U.S. Government Securities Fund, Intermediate U.S. Government Securities Fund, Municipal Bond Fund and Intermediate Municipal Bond Fund are declared daily to shareholders of record at the close of business on the day of declaration and paid monthly. Dividends of Growth and Income Fund, Equity Income Fund, and Small Capitalization Equity Fund are declared and paid monthly to shareholders of record at the close of business on the day of declaration. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Portfolio can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Portfolios on the ex-dividend date.

F. Federal Taxes

It is each Portfolio's policy to comply or continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required.

G. Organizational Expenses

Costs incurred by the Fund in connection with its organization and registration of shares have been deferred and are amortized using the straight line method over a period not to exceed five years from the commencement of the public offering of shares of the Portfolios.

H. Expenses

Expenses incurred by the Fund that do not specifically relate to an individual portfolio of the Fund are allocated to the portfolios based on each portfolio's relative net assets. The expenses of each Portfolio (other than expenses incurred pursuant to the Distribution Plans) are allocated to the separate classes of shares based upon their relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

A. Advisory Agreement

Boatmen's is the investment adviser for each Portfolio pursuant to separate Investment Advisory Agreements and is responsible for managing the investment operations of the Portfolios. For its services, Boatmen's is entitled to a fee, accrued daily and paid monthly, at an annual rate equal to 1.00% of the average daily net assets of the Small Capitalization Equity Fund; 0.75% of the average daily net assets of each of the Growth and Income Fund and the Equity Income Fund; and 0.55% of the average daily net assets of each of the U.S. Government Securities Fund, the Intermediate U.S. Government Securities Fund, the Municipal Bond Fund and the Intermediate Municipal Bond Fund.

Boatmen's has voluntarily agreed to limit the fees it receives from each Portfolio to the following annual rates: 0.75% of the average daily net assets of the Small Capitalization Equity Fund; 0.50% of the average daily net assets of each of the Growth and Income Fund and the Equity Income Fund; 0.45% of the average daily net assets of the Municipal Bond Fund; 0.40% of the average daily net assets of each of the U.S. Government Securities Fund and the Intermediate Municipal Bond Fund; and 0.35% of the average daily net assets of the Intermediate U.S. Government Securities Fund.

Additionally, Boatmen's has voluntarily agreed to reimburse each of the Portfolio's expenses to the extent that such expenses exceed the following limits as percentages of average daily net assets (excluding distribution fees for Class A Shares and Class B Shares): 1.00% of the Small Capitalization Equity Fund; 0.75% of the Growth and Income Fund and Equity Income Fund; 0.70% of the Municipal Bond Fund; 0.65% of the U.S. Government Securities Fund and the Intermediate Municipal Bond Fund; and 0.60% of

--------------------------------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
August 31, 1996

--------------------------------------------------------------------------------

the Intermediate U.S. Government Securities Fund. For the period ended August 31, 1996, Boatmen's waived fees and/or reimbursed expenses in the following amounts:

Growth and Income Fund..........................   $395,403
Equity Income Fund..............................    314,788
Small Capitalization Equity Fund................    131,964
U.S. Government Securities Fund.................    215,525
Intermediate U.S. Government Securities Fund....    410,883
Municipal Bond Fund.............................    170,380
Intermediate Municipal Bond Fund................    312,584

B. Administration Agreement

The Portfolios have entered into an Administration Agreement with BISYS. Pursuant to the terms of this agreement, BISYS is responsible for assisting in all aspects of the operations of each of the Portfolios. For its services, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.115% of the first $1.5 billion of the aggregate average net assets of all of the portfolios constituting the Fund, plus 0.11% of the next $1.5 billion of such assets, plus 0.1075% of such assets in excess of $3.0 billion. For the period ended August 31, 1996, BISYS voluntarily waived a portion of its fees as administrator. The fee waivers were equal to the following amounts:

Growth and Income Fund..........................   $ 28,203
Equity Income Fund..............................     40,985
Small Capitalization Equity Fund................     34,284
U.S. Government Securities Fund.................     22,148
Intermediate U.S. Government Securities Fund....     10,698
Municipal Bond Fund.............................     20,332
Intermediate Municipal Bond Fund................     10,387

C. Distribution Agreements

The Portfolios adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for its Class A and Class B Shares. Under these Plans, the Distributor receives payments for distribution and support services. The Distribution Plan for Class A Shares authorizes payments to the Distributor and service organizations for personal services provided to Class A shareholders and/or the maintenance of shareholder accounts.

Payments under the Distribution Plan for Class A Shares may not exceed 0.25% (on an annual basis) of the average daily net assets of the shares to which such Plan relates. If more money is due the Distributor than it can collect in any month because of this limitation, the unpaid amount may be carried forward until it can be paid. Similarly, if in any month the Distributor does not expend the entire amount to which it would otherwise be entitled, this amount may be used as a credit and drawn upon to permit the payment of expenses in the future. Neither of these amounts, however, is payable beyond the fiscal year in which they accrue.

Distribution payments under the Distribution Plan for Class B Shares may not exceed 1.00% (on an annual basis) of the average daily net assets of the Class B Shares. Not more than 0.25% of such value will be used to compensate service organizations for personal services provided to Class B shareholders and/or the maintenance of shareholder accounts. Not more than 0.75% of such value will be paid to the Distributor as reimbursement for commissions and transaction fees as well as expenses related to other promotional and distribution activities.

    Actual distribution expenses paid by the Distributor with respect to Class B Shares for any given year may exceed the distribution fees and contingent deferred sales charges received with respect to those Shares. These excess expenses may be reimbursed by a Portfolio or its Class B Shareholders out of contingent deferred sales charges and distribution payments in future years as long as the Distribution Plan for Class B Shares is in effect.

The Distributor has voluntarily agreed to limit the fees it receives on Class A Shares from the following Portfolios to the following annual rates: 0.20 of 1% of the average daily net asset value of the U.S. Government Securities Fund and the Municipal Bond Fund; and 0.15 of 1% of the average daily net asset value of the Intermediate U.S. Government Securities Fund and the Intermediate Municipal Bond Fund.

--------------------------------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
August 31, 1996
--------------------------------------------------------------------------------
D. Transfer Agent Agreement

BISYS Fund Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of The BISYS Group, Inc. is the transfer agent for all classes of the Portfolios. Prior to April 26, 1996, Primary Fund Services Corporation was the transfer agent for Class A Shares and Class B Shares. The Portfolios incurred fees and expenses in total of $215,939 for the transfer agent services provided.

E. Custodian Agreement

Boatmen's is the custodian responsible for holding the investments purchased by the Portfolios. In connection with the Custodian Agreement with Boatmen's, the Portfolios incurred expenses of approximately $30,000. Prior to May 6, 1996, State Street Bank & Trust served the Portfolios as custodian.

F. Fund Accounting Agreement

BISYS is the fund accounting agent for all of the Portfolios. Pursuant to the terms of the Fund Accounting Agreement, BISYS is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.012% of average daily net assets. The fee will not exceed, on an annual basis, $200,000 per Portfolio.

4. SECURITIES TRANSACTIONS

For the period ended August 31, 1996, the cost of purchases and the proceeds from sales or maturities of portfolio securities (excluding short-term investments) were as follows:

                                     PURCHASES         SALES
                                    ------------    -----------
Growth and Income Fund...........   $117,794,227    $55,614,116
Equity Income Fund...............     65,105,311     40,400,061
Small Capitalization Equity
  Fund*..........................     72,981,687     11,266,268
U.S. Government Securities
  Fund**.........................    123,641,507    119,484,052
Intermediate U.S. Government
  Securities Fund***.............    207,038,208    137,075,977
Municipal Bond Fund..............     65,201,881     29,616,725
Intermediate Municipal Bond
  Fund...........................     50,762,613     23,229,579

---------------
* For the period December 12, 1995 (commencement of operations) to August 31, 1996.
**  100% of purchases and sales are of U.S. Government securities.
*** Includes purchases and sales of U.S. Government Securities of $197,089,919 and $96,330,665, respectively.

At August 31, 1996, the cost of each of the following Portfolio's securities for federal income tax purposes was substantially the same as for financial reporting purposes. Accordingly, the Portfolio's had the following amounts of net unrealized appreciation and depreciation:

                       APPRECIATION    DEPRECIATION        NET
                       ------------    ------------    -----------
Growth and Income
  Fund(a)...........   $25,789,059     $(4,622,198)   $21,166,861
Equity Income
  Fund..............    19,360,553      (1,501,449)    17,859,104
Small Capitalization
  Equity Fund(a)....     5,666,240      (4,708,899)       957,341
U.S. Government
  Securities Fund...       879,479      (2,356,558)    (1,477,079)
Intermediate U.S.
  Government
  Securities Fund
  (a)...............       785,746      (4,657,385)    (3,871,639)
Municipal Bond
  Fund..............     8,589,036        (989,493)     7,599,543
Intermediate
  Municipal Bond
  Fund..............     5,985,263        (391,097)     5,594,166

---------------
(a) Cost of securities for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $6,272, $1,195, and $136,035, respectively for Growth and Income Fund, Small Capitalization Equity Fund and Intermediate U.S. Government Securities Fund.

--------------------------------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
August 31, 1996

--------------------------------------------------------------------------------

5. PORTFOLIO SHARE TRANSACTIONS

Transactions in shares of the Portfolios are as follows (000 omitted):

                                                                                                         EQUITY
                                                                     GROWTH AND INCOME FUND           INCOME FUND
                                                               ----------------------------------     ------------
                                                                   YEAR         NOVEMBER 7, 1994          YEAR
                                                                  ENDED              THROUGH             ENDED
                                                                AUGUST 31,         AUGUST 31,          AUGUST 31,
                                                                   1996              1995(a)              1996
                                                               ------------     -----------------     ------------
CAPITAL TRANSACTIONS:
Pilot Shares:
   Proceeds from shares issued.............................      $ 79,546           $ 107,297           $ 31,927
   Dividends reinvested....................................           920                  25                298
   Cost of shares redeemed.................................       (21,705)            (13,174)           (10,117)
                                                                 --------           ---------           --------
   Change in net assets from Pilot share transactions......      $ 58,761           $  94,148           $ 22,108
                                                                 ========           =========           ========
Class A Shares(b):
   Proceeds from shares issued.............................      $  4,152           $     695           $  1,498
   Dividends reinvested....................................            61                   3                 37
   Cost of shares redeemed.................................          (348)                (29)              (233)
                                                                 --------           ---------           --------
   Change in net assets from Class A share transactions....      $  3,865           $     669           $  1,302
                                                                 ========           =========           ========
Class B Shares(c):
   Proceeds from shares issued.............................      $  3,048           $     636           $  2,467
   Dividends reinvested....................................            50                   2                 74
   Cost of shares redeemed.................................           (76)                (18)              (116)
                                                                 --------           ---------           --------
   Change in net assets from Class B share transactions....      $  3,022           $     620           $  2,425
                                                                 ========           =========           ========
SHARE TRANSACTIONS:
Pilot Shares:
   Issued..................................................         6,320              10,643              2,586
   Reinvested..............................................            74                   2                 25
   Redeemed................................................        (1,702)             (1,202)              (820)
                                                                 --------           ---------           --------
   Change in Pilot Shares..................................         4,692               9,443              1,791
                                                                 ========           =========           ========
Class A Shares(b):
   Issued..................................................           324                  62                120
   Reinvested..............................................             5                   -                  3
   Redeemed................................................           (27)                 (2)               (18)
                                                                 --------           ---------           --------
   Change in Class A Shares................................           302                  60                105
                                                                 ========           =========           ========
Class B Shares(c):
   Issued..................................................           241                  58                198
   Reinvested..............................................             4                  --                  6
   Redeemed................................................            (6)                 (1)                (9)
                                                                 --------           ---------           --------
   Change in Class B Shares................................           239                  57                195
                                                                 ========           =========           ========
                                                                                         SMALL
                                                                                    CAPITALIZATION
                                                                                      EQUITY FUND
                                                                                   -----------------
                                                             NOVEMBER 7, 1994      DECEMBER 12, 1995
                                                                  THROUGH               THROUGH
                                                                AUGUST 31,            AUGUST 31,
                                                                  1995(a)               1996(a)
                                                             -----------------     -----------------
CAPITAL TRANSACTIONS:
Pilot Shares:
   Proceeds from shares issued.............................       $96,783               $70,989
   Dividends reinvested....................................             5                    56
   Cost of shares redeemed.................................        (9,671)               (1,743)
                                                                  -------               -------
   Change in net assets from Pilot share transactions......       $87,117               $69,302
                                                                  =======               =======
Class A Shares(b):
   Proceeds from shares issued.............................       $   300               $ 2,643
   Dividends reinvested....................................             3                     4
   Cost of shares redeemed.................................            (3)                  (42)
                                                                  -------               -------
   Change in net assets from Class A share transactions....       $   300               $ 2,605
                                                                  =======               =======
Class B Shares(c):
   Proceeds from shares issued.............................       $   746               $ 1,869
   Dividends reinvested....................................             4                     1
   Cost of shares redeemed.................................           (60)                  (11)
                                                                  -------               -------
   Change in net assets from Class B share transactions....       $   690               $ 1,859
                                                                  =======               =======
SHARE TRANSACTIONS:
Pilot Shares:
   Issued..................................................         9,631                 6,777
   Reinvested..............................................             -                     6
   Redeemed................................................          (895)                 (166)
                                                                  -------               -------
   Change in Pilot Shares..................................         8,736                 6,617
                                                                  =======               =======
Class A Shares(b):
   Issued..................................................            27                   249
   Reinvested..............................................             -                    --
   Redeemed................................................             -                    (4)
                                                                  -------               -------
   Change in Class A Shares................................            27                   245
                                                                  =======               =======
Class B Shares(c):
   Issued..................................................            68                   177
   Reinvested..............................................             -                    (0)
   Redeemed................................................            (5)                   (1)
                                                                  -------               -------
   Change in Class B Shares................................            63                   176
                                                                  =======               =======

---------------
(a) Period from commencement of operations.
(b) Class A Shares commenced operations February 7, 1995 for the Growth and Income Fund and the Equity Income Fund.
(c) Class B Shares commenced operations November 11, 1994 and January 12, 1995 for the Growth and Income Fund and the Equity Income Fund, respectively.

------------------------------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
August 31, 1996

----------------------------------------------------------
----------------------------------------------------------

                                                                                  INTERMEDIATE
                                                 U.S. GOVERNMENT                 U.S. GOVERNMENT          MUNICIPAL
                                                 SECURITIES FUND                 SECURITIES FUND          BOND FUND
                                          -----------------------------   -----------------------------   ----------
                                                       NOVEMBER 7, 1994                NOVEMBER 7, 1994
                                          YEAR ENDED       THROUGH        YEAR ENDED       THROUGH        YEAR ENDED
                                          AUGUST 31,      AUGUST 31,      AUGUST 31,      AUGUST 31,      AUGUST 31,
                                             1996          1995(a)           1996          1995(a)           1996
                                          ----------   ----------------   ----------   ----------------   ----------
CAPITAL TRANSACTIONS:
Pilot Shares:
   Proceeds from shares issued...........  $ 33,655        $132,462        $106,052        $175,132        $ 55,601
   Dividends reinvested..................       261               3             416              34              66
   Cost of shares redeemed...............   (17,579)         (9,250)        (35,490)        (15,511)        (18,138)
                                          ----------       --------       ----------        -------        --------
   Change in net assets from Pilot
     share transactions..................  $ 16,337        $123,215        $ 70,978        $159,655        $ 37,529
                                           ========        ========        ========        ========        ========
Class A Shares(b):
   Proceeds from shares issued...........  $    690        $     88        $    625        $    577        $  1,462
   Dividends reinvested..................        16               2              19               3              32
   Cost of shares redeemed...............      (143)             (6)           (189)            (84)            (70)
                                          ----------       --------       ----------        -------        --------
   Change in net assets from Class A
     share transactions..................  $    563        $     84        $    455        $    496        $  1,424
                                           ========        ========        ========        ========        ========
Class B Shares(c):
   Proceeds from shares issued...........  $  1,160        $    141        $     --        $     --        $    888
   Dividends reinvested..................        42               2              --              --              24
   Cost of shares redeemed...............       (52)             --              --              --             (87)
                                          ----------       --------       ----------        -------        --------
   Change in net assets from Class B
     share transactions..................  $  1,150        $    143        $     --        $     --        $    825
                                           ========        ========        ========        ========        ========
SHARE TRANSACTIONS:
Pilot Shares:
   Issued................................     3,091          13,109          10,181          17,349           5,168
   Reinvested............................        23              --              39               3               6
   Redeemed..............................    (1,590)           (852)         (3,421)         (1,512)         (1,684)
                                          ----------       --------       ----------        -------        --------
   Change in Pilot Shares................     1,524          12,257           6,799          15,840           3,490
                                           ========        ========        ========        ========        ========
Class A Shares(b):
   Issued................................        64               8              60              56             136
   Reinvested............................         1              --               2              --               3
   Redeemed..............................       (13)             --             (18)             (8)             (6)
                                          ----------       --------       ----------        -------        --------
   Change in Class A Shares..............        52               8              44              48             133
                                           ========        ========        ========        ========        ========
Class B Shares(c):
   Issued................................       106              13              --              --              82
   Reinvested............................         4              --              --              --               2
   Redeemed..............................        (5)             --              --              --              (8)
                                          ----------       --------       ----------        -------        --------
   Change in Class B Shares..............       105              13              --              --              76
                                           ========        ========        ========        ========        ========


                                                                      INTERMEDIATE
                                                                   MUNICIPAL BOND FUND
                                                              -----------------------------
                                           NOVEMBER 7, 1994                NOVEMBER 7, 1994
                                               THROUGH        YEAR ENDED       THROUGH
                                              AUGUST 31,      AUGUST 31,      AUGUST 31,
                                               1995(a)           1996          1995(a)
                                           ----------------   ----------   ----------------
                                          <
CAPITAL TRANSACTIONS:
Pilot Shares:
   Proceeds from shares issued...........      $152,081        $ 60,965        $218,063
   Dividends reinvested..................             4             129               9
   Cost of shares redeemed...............       (10,476)        (35,332)        (31,023)
                                                -------       ----------        -------
   Change in net assets from Pilot
     share transactions..................       141,609          25,762         187,049
                                           ================   =========    ================
Class A Shares(b):
   Proceeds from shares issued...........      $    334        $    846        $    225
   Dividends reinvested..................             5               7              --
   Cost of shares redeemed...............            --            (319)             --
                                                -------       ----------        -------
   Change in net assets from Class A
     share transactions..................      $    339        $    534        $    225
                                           ================   =========    ================
Class B Shares(c):
   Proceeds from shares issued...........      $    501        $     --        $     --
   Dividends reinvested..................             2              --              --
   Cost of shares redeemed...............           (55)             --              --
                                                -------       ----------        -------
   Change in net assets from Class B
     share transactions..................      $    448        $     --        $     --
                                           ================   =========    ================
SHARE TRANSACTIONS:
Pilot Shares:
   Issued................................        15,116           5,830          21,735
   Reinvested............................            --              12               1
   Redeemed..............................        (1,013)         (3,381)         (3,033)
                                                -------       ----------        -------
   Change in Pilot Shares................        14,103           2,461          18,703
                                           ================   =========    ================
Class A Shares(b):
   Issued................................            32              81              22
   Reinvested............................            --               1              --
   Redeemed..............................            --             (30)             --
                                                -------       ----------        -------
   Change in Class A Shares..............            32              52              22
                                           ================   =========    ================
Class B Shares(c):
   Issued................................            47              --              --
   Reinvested............................            --              --              --
   Redeemed..............................            (5)             --              --
                                                -------       ----------        -------
   Change in Class B Shares..............            42              --              --
                                           ================   =========    ================

---------------
(a) Period from commencement of operations.
(b) Class A Shares commenced operations February 7, 1995, December 21, 1994, February 7, 1995 and November 18, 1994 for the U.S. Government Securities Fund, Intermediate U.S. Government Securities Fund, Municipal Bond Fund, and Intermediate Municipal Bond Fund, respectively.
(c) Class B Shares commenced operations November 10, 1994 and December 27, 1994 for the U.S. Government Securities Fund and Municipal Bond Fund, respectively.

----------------------------------------------------------
----------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
August 31, 1996
--------------------------------------------------------------------------------


6. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

At August 31, 1996, none of the Portfolios had any capital loss carryforwards.

    Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the fiscal year ended August 31, 1997. As of August 31, 1996, the Small Capitalization Equity Fund has deferred losses of $133,049.

    The Municipal Bond Fund and the Intermediate Municipal Bond Fund designate exempt-interest dividends paid for the taxable year ended August 31, 1996 of $8,303,039 and $8,400,686, respectively.

    For the taxable year ended August 31, 1996, 94.6% and 89.7% of the income dividends paid by the Growth and Income Fund and the Equity Income Fund, respectively, qualifies for the dividends received deduction available to corporations.

--------------------------------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
Pilot Growth and Income Fund
--------------------------------------------------------------------------------



                                           YEAR ENDED AUGUST 31, 1996     PERIOD ENDED AUGUST 31, 1995
                                          ----------------------------   --------------------------
                                           PILOT     CLASS A   CLASS B    PILOT     CLASS A   CLASS B
                                           SHARES    SHARES    SHARES    SHARES(a)  SHARES(b) SHARES(c)
                                          --------   -------   -------   --------   ------   ------
Net Asset Value, Beginning of Period..... $  11.59   $ 11.58   $ 11.59   $  10.00   $10.44   $10.08
                                          --------   -------   -------   --------   ------   ------
Investment Activities
    Net investment income................     0.22      0.18      0.09       0.17     0.09     0.08
    Net realized and unrealized
      gains from investments.............     1.59      1.60      1.60       1.59     1.14     1.51
                                          --------   -------   -------   --------   ------   ------
    Total from Investment Activities.....     1.81      1.78      1.69       1.76     1.23     1.59
Distributions
    From net investment income...........    (0.22)    (0.18)    (0.09)     (0.17)   (0.09)   (0.08)
    From net realized gains..............    (0.28)    (0.28)    (0.28)        --       --       --
                                          --------   -------   -------   --------   ------   ------
    Total distributions..................    (0.50)    (0.46)    (0.37)     (0.17)   (0.09)   (0.08)
                                          --------   -------   -------   --------   ------   ------
Net Asset Value, End of Period........... $  12.90   $ 12.90   $ 12.91   $  11.59   $11.58   $11.59
                                          =========  ========  ========  =========  =======  =======
Total Return(d)..........................    15.79%    15.57%    14.75%     17.72%   11.78%   15.85%
Ratios/Supplemental Data:
    Net Assets at end of period (000).... $182,379   $ 4,667   $ 3,818   $109,423   $  697   $  661
    Ratio of expenses to average net
      assets.............................     0.74%     0.99%     1.74%      0.75%(e) 1.00%(e) 1.75%(e)
    Ratio of net investment income to
      average net assets.................     1.76%     1.52%     0.76%      1.98%(e) 1.65%(e) 0.94%(e)
    Ratio of expenses to average net
      assets assuming no waiver or
      expense reimbursement..............     1.01%     1.26%     2.01%      1.15%(e) 1.40%(e) 2.15%(e)
    Ratio of net investment income to
      average net assets assuming no
      waiver or expense reimbursement....     1.49%     1.25%     0.49%      1.58%(e) 1.25%(e) 0.54%(e)
    Portfolio turnover rate(f)...........    36.77%    36.77%    36.77%     28.00%   28.00%   28.00%
    Average commission rate paid(g)...... $ 0.0539   $0.0539   $0.0539

---------------

(a)  Pilot Shares commenced activity November 7, 1994.
(b)  Class A Shares commenced activity February 7, 1995.
(c)  Class B Shares commenced activity November 11, 1994.
(d) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(g) The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the time period of May 4, 1996 to August 31, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.


--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
Pilot Equity Income Fund
--------------------------------------------------------------------------------

                                       YEAR ENDED AUGUST 31, 1996           PERIOD ENDED AUGUST 31, 1995
                                     ------------------------------    --------------------------------------
                                      PILOT      CLASS A    CLASS B      PILOT        CLASS A       CLASS B
                                      SHARES     SHARES     SHARES     SHARES(a)     SHARES(b)     SHARES(c)
                                     --------    -------    -------    ----------    ----------    ----------
Net Asset Value, Beginning of
  Period............................ $  11.29    $ 11.36    $ 11.34     $  10.00       $10.24        $ 9.85
                                     --------    -------    -------    ----------    ----------    ----------
Investment Activities
    Net investment income...........     0.46       0.41       0.33         0.35         0.18          0.18
    Net realized and unrealized
      gains from investments........     1.38       1.40       1.39         1.29         1.12          1.49
                                     --------    -------    -------    ----------    ----------    ----------
    Total from Investment
      Activities....................     1.84       1.81       1.72         1.64         1.30          1.67
Distributions
    From net investment income......    (0.45)     (0.41)     (0.32)       (0.35)       (0.18)        (0.18)
    From net realized gains.........    (0.30)     (0.30)     (0.30)          --           --            --
                                     --------    -------    -------    ----------    ----------    ----------
    Total distributions.............    (0.75)     (0.71)     (0.62)       (0.35)       (0.18)        (0.18)
                                     --------    -------    -------    ----------    ----------    ----------
Net Asset Value, End of Period...... $  12.38    $ 12.46    $ 12.44     $  11.29       $11.36        $11.34
                                     =========   ========   ========   =========     =========     =========
Total Return(d).....................   16.49%     16.10%     15.31%       16.69%       12.78%        17.36%
Ratios/Supplemental Data:
    Net Assets at end of period
      (000)......................... $130,278    $ 1,640    $ 3,200     $ 98,607       $  311        $  713
    Ratio of expenses to average net
      assets........................    0.75%      1.00%      1.75%        0.75%(e)     1.00%(e)      1.75%(e)
    Ratio of net investment income
      to average net assets.........    3.78%      3.53%      2.79%        4.12%(e)     3.70%(e)      2.88%(e)
    Ratio of expenses to average net
      assets assuming no waiver or
      expense reimbursement.........    1.04%      1.29%      2.04%        1.14%(e)     1.39%(e)      2.14%(e)
    Ratio of net investment income
      to average net assets assuming
      no waiver or expense
      reimbursement.................    3.49%      3.24%      2.50%        3.73%(e)     3.31%(e)      2.49%(e)
    Portfolio turnover rate(f)......   34.48%     34.48%     34.48%       37.00%       37.00%        37.00%
    Average commission rate
      paid(g)....................... $ 0.0629    $0.0629    $0.0629

---------------
(a)  Pilot Shares commenced activity November 7, 1994.
(b)  Class A Shares commenced activity February 7, 1995.
(c)  Class B Shares commenced activity January 12, 1995.
(d) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(g) The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the time period of May 4, 1996 to August 31, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
Pilot Small Capitalization Equity Fund
--------------------------------------------------------------------------------

                                                                          DECEMBER 12, 1995 TO AUGUST
                                                                                  31, 1996(a)
                                                                         -----------------------------
                                                                          PILOT     CLASS A    CLASS B
                                                                         SHARES     SHARES     SHARES
                                                                         -------    -------    -------
Net Asset Value, Beginning of Period...................................  $ 10.00    $ 10.00    $ 10.00
                                                                         -------     ------     ------
Investment Activities
    Net investment income..............................................     0.09       0.05       0.01
    Net realized and unrealized                                             0.64       0.64       0.65
      gains from investments and futures...............................
                                                                         -------     ------     ------
    Total from Investment Activities...................................     0.73       0.69       0.66
Distributions
    From net investment income.........................................    (0.08)     (0.05)     (0.01)
    From net realized gains............................................       --         --         --
                                                                         -------     ------     ------
    Total distributions................................................    (0.08)     (0.05)     (0.01)
                                                                         -------     ------     ------
Net Asset Value, End of Period.........................................  $ 10.65    $ 10.64    $ 10.65
                                                                         =======     ======     ======
Total Return(b)........................................................    7.37%      6.88%      6.65%
Ratios/Supplemental Data:
    Net Assets at end of period (000)..................................  $70,483    $ 2,611    $ 1,878
    Ratio of expenses to average net assets............................    1.00%(c)   1.25%(c)   2.01%(c)
    Ratio of net investment income to average net assets...............    1.06%(c)   0.66%(c)  (0.07%)(c)
    Ratio of expenses to average net assets                                1.54%(c)   1.65%(c)   2.44%(c)
      assuming no waiver or expense reimbursement......................
    Ratio of net investment income to average net assets                   0.52%(c)   0.26%(c)  (0.50%)(c)
      assuming no waiver or expense reimbursement......................
    Portfolio turnover rate(d).........................................   30.67%     30.67%     30.67%
    Average commission rate paid(e)....................................  $0.0340    $0.0340    $0.0340

---------------
(a)  Period from commencement of operations.
(b) Total return from date of inception excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the time period of May 4, 1996 to August 31, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.


--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
Pilot U.S. Government Securities Fund
--------------------------------------------------------------------------------

                                        YEAR ENDED AUGUST 31, 1996         PERIOD ENDED AUGUST 31, 1995
                                      ------------------------------    -----------------------------------
                                       PILOT      CLASS A    CLASS B      PILOT       CLASS A      CLASS B
                                       SHARES     SHARES     SHARES     SHARES(a)    SHARES(b)    SHARES(c)
                                      --------    -------    -------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period............................. $  11.20    $ 11.19    $ 11.19    $   10.00     $ 10.48      $  10.05
                                      --------    -------    -------    ---------    ---------    ---------
Investment Activities
    Net investment income............     0.61       0.59       0.51         0.56        0.37          0.46
    Net realized and unrealized gains
      from investments...............    (0.22)     (0.20)     (0.22)        1.20        0.71          1.14
                                      --------    -------    -------    ---------    ---------    ---------
    Total from Investment
      Activities.....................     0.39       0.39       0.29         1.76        1.08          1.60
Distributions
    From net investment income.......    (0.61)     (0.59)     (0.51)       (0.56)      (0.37)        (0.46)
    From net realized gains..........    (0.45)     (0.45)     (0.45)          --          --            --
                                      --------    -------    -------    ---------    ---------    ---------
    Total distributions..............    (1.06)     (1.04)     (0.96)       (0.56)      (0.37)        (0.46)
                                      --------    -------    -------    ---------    ---------    ---------
Net Asset Value, End of Period....... $  10.53    $ 10.54    $ 10.52    $   11.20     $ 11.19      $  11.19
                                      =========   =======    =======    =========    ========      ========
Total Return(d)......................    3.46%      3.44%      2.43%       18.03%      10.41%        16.19%
Ratios/Supplemental Data:
    Net Assets at end of period
      (000).......................... $145,066    $   632    $ 1,237    $ 137,261     $    87      $    146
    Ratio of expenses to average net
      assets.........................    0.65%      0.85%      1.65%        0.62%(e)    0.82%(e)      1.62%(e)
    Ratio of net investment income to
      average net assets.............    5.61%      5.44%      4.60%        6.45%(e)    5.76%(e)      5.19%(e)
    Ratio of expenses to average net
      assets assuming no waiver or
      expense reimbursement..........    0.82%      1.07%      1.82%        0.87%(e)    1.12%(e)      1.87%(e)
    Ratio of net investment income to
      average net assets assuming no
      waiver or expense
      reimbursement..................    5.44%      5.22%      4.43%        6.20%(e)    5.46%(e)      4.94%(e)
    Portfolio turnover rate(f).......   87.18%     87.18%     87.18%      132.00%     132.00%       132.00%

---------------

(a)  Pilot Shares commenced activity November 7, 1994.
(b)  Class A Shares commenced activity February 7, 1995.
(c)  Class B Shares commenced activity November 10, 1994.
(d) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.


--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
Pilot Intermediate U.S. Government Securities Fund
--------------------------------------------------------------------------------

                                                             YEAR ENDED              PERIOD ENDED
                                                           AUGUST 31, 1996         AUGUST 31, 1995
                                                         -------------------    ----------------------
                                                          PILOT      CLASS A     PILOT       CLASS A
                                                          SHARES     SHARES     SHARES(a)   SHARES(b)
                                                         --------    -------    --------    ----------
Net Asset Value, Beginning of Period...................  $  10.44    $ 10.44    $  10.00      $ 9.98
                                                         --------    -------    --------    ----------
Investment Activities
    Net investment income..............................      0.59       0.57        0.56        0.45
    Net realized and unrealized gains from
      investments......................................     (0.23)     (0.23)       0.44        0.46
                                                         --------    -------    --------    ----------
    Total from Investment Activities...................      0.36       0.34        1.00        0.91
Distributions
    From net investment income.........................     (0.59)     (0.57)      (0.56)      (0.45)
    From net realized gains............................     (0.05)     (0.05)         --          --
                                                         --------    -------    --------    ----------
    Total distributions................................     (0.64)     (0.62)      (0.56)      (0.45)
                                                         --------    -------    --------    ----------
Net Asset Value, End of Period.........................  $  10.16    $ 10.16    $  10.44      $10.44
                                                         =========   =======    =========   =========
Total Return(c)........................................     3.52%      3.33%      10.21%       9.31%
Ratios/Supplemental Data:
    Net Assets at end of period (000)..................  $230,030    $   932    $165,441      $  499
    Ratio of expenses to average net assets............     0.57%      0.72%       0.57%(d)    0.72%(d)
    Ratio of net investment income to average net
      assets...........................................     5.68%      5.45%       6.65%(d)    6.27%(d)
    Ratio of expenses to average net assets assuming no
      waiver or expense reimbursement..................     0.78%      1.03%       0.87%(d)    1.12%(d)
    Ratio of net investment income to average net
      assets assuming no waiver or expense
      reimbursement....................................     5.47%      5.14%       6.35%(d)    5.87%(d)
    Portfolio turnover rate(e).........................    73.41%     73.41%      87.00%      87.00%

---------------
(a)  Pilot Shares commenced activity November 7, 1994.
(b) Class A Shares commenced activity December 21, 1994.
(c) Total return excludes sales charge of Class A Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
(d)  Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Pilot Municipal Bond Fund
--------------------------------------------------------------------------------

                                        YEAR ENDED AUGUST 31, 1996          PERIOD ENDED AUGUST 31, 1995
                                      ------------------------------    ------------------------------------
                                       PILOT      CLASS A    CLASS B     PILOT       CLASS A       CLASS B
                                       SHARES     SHARES     SHARES     SHARES(a)   SHARES(b)     SHARES(c)
                                      --------    -------    -------    --------    ----------    ----------
Net Asset Value, Beginning of
  Period............................. $  10.70     $10.70     $10.65    $  10.00      $10.37        $10.02
                                      --------    -------    -------    --------    ----------    ----------
Investment Activities
    Net investment income............     0.57       0.54       0.45        0.48        0.34          0.33
    Net realized and unrealized
      gains from investments.........     0.01       0.01         --        0.70        0.33          0.63
                                      --------    -------    -------    --------    ----------    ----------
    Total from Investment
      Activities.....................     0.58       0.55       0.45        1.18        0.67          0.96
Distributions
    From net investment income.......    (0.56)     (0.53)     (0.44)      (0.48)      (0.34)        (0.33)
    In excess of net investment
      income.........................    (0.01)     (0.01)     (0.01)         --          --            --
    From net realized gains..........    (0.03)     (0.03)     (0.03)         --          --            --
                                      --------    -------    -------    --------    ----------    ----------
    Total distributions..............    (0.60)     (0.57)     (0.48)      (0.48)      (0.34)        (0.33)
                                      --------    -------    -------    --------    ----------    ----------
Net Asset Value, End of Period....... $  10.68     $10.68     $10.62    $  10.70      $10.70        $10.65
                                      =========   =======    =======    =========   =========     =========
Total Return(d)......................    5.44%      5.23%      4.31%      12.00%       6.54%         9.62%
Ratios/Supplemental Data:
    Net Assets at end of period
      (000).......................... $187,939     $1,755     $1,259    $150,934      $  340        $  448
    Ratio of expenses to average net
      assets.........................    0.69%      0.92%      1.68%       0.67%(e)    0.87%(e)      1.67%(e)
    Ratio of net investment income to
      average net assets.............    5.20%      4.91%      4.16%       5.63%(e)    5.26%(e)      4.48%(e)
    Ratio of expenses to average net
      assets assuming no waiver or
      expense reimbursement..........    0.80%      1.08%      1.79%       0.86%(e)    1.11%(e)      1.86%(e)
    Ratio of net investment income to
      average net assets assuming no
      waiver or expense
      reimbursement..................    5.09%      4.75%      4.05%       5.44%(e)    5.02%(e)      4.29%(e)
    Portfolio turnover rate(f).......   18.06%     18.06%     18.06%      10.00%      10.00%        10.00%

---------------
(a)  Pilot Shares commenced activity November 7, 1994.
(b)  Class A Shares commenced activity February 7, 1995.
(c)  Class B Shares commenced activity December 27, 1994.
(d) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.


--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Pilot Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------

                                                                YEAR ENDED              PERIOD ENDED
                                                              AUGUST 31, 1996         AUGUST 31, 1995
                                                            -------------------    ----------------------
                                                             PILOT      CLASS A     PILOT       CLASS A
                                                             SHARES     SHARES     SHARES(A)   SHARES(B)
                                                            --------    -------    --------    ----------
Net Asset Value, Beginning of Period....................... $  10.49    $ 10.49    $  10.00      $ 9.88
                                                            --------     ------    --------      ------
Investment Activities
    Net investment income..................................     0.48       0.46        0.41        0.37
    Net realized and unrealized gains from investments.....    (0.13)     (0.11)       0.49        0.61
                                                            --------     ------    --------      ------
    Total from Investment Activities.......................     0.35       0.35        0.90        0.98
Distributions
    From net investment income.............................    (0.48)     (0.46)      (0.41)      (0.37)
    From net realized gains................................    (0.02)     (0.02)         --          --
                                                            --------     ------    --------      ------
    Total distributions....................................    (0.50)     (0.48)      (0.41)      (0.37)
                                                            --------     ------    --------      ------
Net Asset Value, End of Period............................. $  10.34    $ 10.36    $  10.49      $10.49
                                                            ========     ======    ========      ======
Total Return(c)............................................    3.43%      3.45%       9.16%      10.03%
Ratios/Supplemental Data:
    Net Assets at end of period (000)...................... $218,902    $   764    $196,209      $  232
    Ratio of expenses to average net assets................    0.63%      0.78%       0.58%(d)    0.73%(d)
    Ratio of net investment income to average net assets...    4.60%      4.38%       4.90%(d)    4.60%(d)
    Ratio of expenses to average net assets assuming no
      waiver or expense reimbursement......................    0.79%      1.03%       0.81%(d)    1.06%(d)
    Ratio of net investment income to average net assets
      assuming no waiver or expense reimbursement..........    4.44%      4.13%       4.67%(d)    4.27%(d)
    Portfolio turnover rate(e).............................   11.54%     11.54%       8.00%       8.00%

---------------

(a)  Pilot Shares commenced activity November 7, 1994.
(b)  Class A Shares commenced activity November 18, 1994.
(c) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
(d)  Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


--------------------------------------------------------------------------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants
--------------------------------------------------------------------------------

To the Shareholders and Trustees of the Pilot Growth and Income Fund, Pilot Equity Income Fund, Pilot Small Capitalization Equity Fund, Pilot U.S. Government Securities Fund, Pilot Intermediate U.S. Government Securities Fund, Pilot Municipal Bond Fund and Pilot Intermediate Municipal Bond Fund of The Pilot Funds:

    We have audited the accompanying statements of assets and liabilities of the Pilot Growth and Income Fund, Pilot Equity Income Fund, Pilot Small Capitalization Equity Fund, Pilot U.S. Government Securities Fund, Pilot Intermediate U.S. Government Securities Fund, Pilot Municipal Bond Fund and Pilot Intermediate Municipal Bond Fund (the "Funds") of The Pilot Funds (a Massachusetts business trust), including the portfolios of investments as of August 31, 1996, and the related statements of operations for the period then ended and the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 1996, the results of their operations for the period then ended, the changes in their net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Boston, Massachusetts
October 21, 1996

Financial                       Pilot Growth and
Direction                       Income Fund
[logo]
                                Pilot Equity
                                Income Fund

                                Pilot Small
                                Capitalization
                                Equity Fund

                                Pilot U.S. Government
                                Securities Fund

                                Pilot Intermediate
                                U.S. Government
                                Securities Fund

                                Pilot Municipal
                                Bond Fund

                                Pilot Intermediate
                                Municipal Bond Fund

                                  Annual Report
                                 August 31, 1996


                                      The
                                     Pilot
                                     Funds

NOT        May Lose Value
FDIC       No Bank Guarantee
INSURED    No Govt. Guarantee

Distributor: Pilot Funds Distributors, Inc. 10/96

PILVAR96ANN

---------------------
       BULK RATE
     U.S. POSTAGE
         PAID
     CLEVELAND, OH
     PERMIT NO. 1
---------------------